                                    OPPENHEIMER GROWTH FUND
                       6803 South Tucson Way, Centennial, Colorado 80112
                                         1.800.225.5677

                          NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                TO BE HELD ON NOVEMBER 2, 2007

To the Shareholders of Oppenheimer Growth Fund:

     Notice is  hereby  given  that a Special  Meeting  of the  Shareholders  of
Oppenheimer  Growth Fund  ("Growth  Fund"),  a  registered  open-end  management investment company, will be held at 6803 South Tucson Way, Centennial,  Colorado
80112 at 1:00 p.m.,  Mountain  time,  on November 2, 2007,  or any  adjournments thereof (the "Meeting"), for the following purposes:

     1. To approve an Agreement and Plan of  Reorganization  between Growth Fund and Oppenheimer Capital Appreciation Fund ("Capital Appreciation Fund"), and the
transactions contemplated thereby,  including: (a) the transfer of substantially all the assets of Growth Fund to Capital Appreciation Fund in exchange for Class
A, Class B, Class C,  Class N and Class Y shares of Capital  Appreciation  Fund;
(b) the distribution of shares of Capital Appreciation Fund to the corresponding
Class A, Class B, Class C, Class N and Class Y  shareholders  of Growth  Fund in complete liquidation of Growth Fund; and (c) the cancellation of the outstanding shares  of  Growth  Fund  (all  of  the  foregoing  being  referred  to  as  the
"Proposal"); and

     2. To act upon such other matters as may properly come before the Meeting.

     Shareholders  of  record  at the  close of  business  on July 25,  2007 are entitled to notice of, and to vote at, the  Meeting.  The Proposal is more fully discussed  in the  combined  Prospectus  and  Proxy  Statement.  Please  read it carefully before telling us, through your proxy or in person,  how you wish your shares to be voted.  The Board of Trustees of Growth Fund  recommends  a vote in favor of the Proposal.

                         YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                                   WE URGE YOU TO VOTE PROMPTLY.
                                   YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
September 6, 2007
____________________________________________________________________________________________
                                                 PLEASE VOTE THE ENCLOSED PROXY TODAY.
                                       YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                                                 OPPENHEIMER CAPITAL APPRECIATION FUND
                                           6803 South Tucson Way, Centennial, Colorado 80112
                                                            1.800.225.5677

                                                COMBINED PROSPECTUS AND PROXY STATEMENT
                                                        Dated September 6, 2007

                                                  SPECIAL MEETING OF SHAREHOLDERS OF
                                                        OPPENHEIMER GROWTH FUND
                                                    to be held on November 2, 2007

                                                     Acquisition of the Assets of
                                                        OPPENHEIMER GROWTH FUND
                                           6803 South Tucson Way, Centennial, Colorado 80112
                                                            1.800.225.5677

By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                    OPPENHEIMER CAPITAL APPRECIATION FUND

     This combined  Prospectus  and Proxy  Statement  solicits  proxies from the shareholders of Oppenheimer Growth Fund ("Growth Fund"), an open-end  management investment  company,  to be voted at a  Special  Meeting  of  Shareholders  (the
"Meeting")   to  approve  the  Agreement   and  Plan  of   Reorganization   (the
"Reorganization  Agreement")  and the  transactions  contemplated  thereby  (the
"Reorganization")  between Growth Fund and Oppenheimer Capital Appreciation Fund
("Capital  Appreciation Fund"), an open-end management  investment company. This combined  Prospectus and Proxy  Statement  constitutes the Prospectus of Capital
Appreciation Fund and the Proxy Statement of Growth Fund filed on Form N-14 with the Securities and Exchange  Commission  ("SEC"). If shareholders of Growth Fund
vote  to  approve  the   Reorganization   Agreement   and  the   Reorganization,
substantially  all of the assets of Growth Fund will be  transferred  to Capital
Appreciation  Fund in exchange for shares of Capital  Appreciation  Fund and the assumption  of certain  liabilities,  if any,  described  in the  Reorganization
Agreement.  The Meeting  will be held at the offices of  OppenheimerFunds,  Inc.
(the "Manager") at 6803 South Tucson Way, Centennial, Colorado 80112 on November
2, 2007 at 1:00 p.m.,  Mountain  Time.  The Board of  Trustees of Growth Fund is
soliciting these proxies on behalf of Growth Fund. This combined  Prospectus and
Proxy  Statement  will first be sent to  shareholders  on or about  September 6,
2007.

     If the  shareholders  of Growth  Fund vote to  approve  the  Reorganization
Agreement and the  Reorganization,  shareholders  will receive Class A shares of
Capital  Appreciation  Fund  equal in value  to the  value as of the  "Valuation
Date,"  which is the business  day  preceding  the Closing Date (as such term is defined in the  Reorganization  Agreement  attached  hereto as Exhibit A) of the
Reorganization,  of their  Class A shares  of  Growth  Fund;  Class B shares  of
Capital  Appreciation  Fund equal in value to the value as of the Valuation Date of their Class B shares of Growth Fund;  Class C shares of Capital  Appreciation
Fund  equal in value to the  value  as of the  Valuation  Date of their  Class C shares of Growth  Fund;  Class N shares of  Capital  Appreciation  Fund equal in value to the value as of the  Valuation  Date of their  Class N shares of Growth
Fund;  and Class Y shares of  Capital  Appreciation  Fund  equal in value to the value as of the  Valuation  Date of their Class Y shares of Growth Fund.  Growth
Fund will subsequently be dissolved.

     This combined  Prospectus and Proxy Statement gives  information  about the
Class A, Class B,  Class C,  Class N and Class Y shares of Capital  Appreciation
Fund that you should  know  before  investing.  You should  retain it for future reference.  A Statement  of  Additional  Information,  dated  September 6, 2007, relating  to the  Reorganization,  has  been  filed  with the SEC as part of the
Registration  Statement  on Form  N-14  (the  "Registration  Statement")  and is
incorporated  herein by  reference.  You may  receive a free copy by  writing to
OppenheimerFunds  Services  (the  "Transfer  Agent") at P.O.  Box 5270,  Denver,
Colorado  80217,   by  visiting  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.  The Prospectus of Capital  Appreciation  Fund dated October 26, 2006, as  supplemented  May 30,
2007, is enclosed herewith and considered a part of this combined Prospectus and
Proxy Statement.  It is intended to provide you with  information  about Capital
Appreciation Fund. For more information  regarding Capital Appreciation Fund, in addition to its Prospectus,  see the Statement of Additional  Information  dated
October 26, 2006, as supplemented November 24, 2006 and December 15, 2006, which includes  audited  financial  statements  of Capital  Appreciation  Fund for the
12-month period ended August 31, 2006 and the semi-annual  report dated February
28, 2007 which includes unaudited financial  statements of Capital  Appreciation
Fund for the 6-month period ended February 28, 2007.  These  documents have been filed with the SEC and are incorporated  herein by reference.  The annual report of Capital  Appreciation  Fund  dated  August 31,  2007 which  includes  audited financial  statements of Capital Appreciation Fund for the 12-month period ended
August 31, 2007 will be made available no later than 60 days thereafter.

     For more  information  regarding  Growth Fund, see the Prospectus of Growth
Fund dated November 24, 2006, as supplemented June 5, 2007 and June 18, 2007. In addition to its  Prospectus,  see the  Statement of  Additional  Information  of
Growth Fund dated November 24, 2006, as  supplemented  December 15, 2007,  which includes the audited financial statements of Growth Fund for the 12-month period ended August 31, 2006 and the  semi-annual  report of Growth Fund dated February
28, 2007, which includes unaudited  financial  statements for the 6-month period ended  February 28, 2007.  These  documents have been filed with the SEC and are incorporated herein by reference. You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270,  Denver,  Colorado  80217, by
visiting  the  website  at  www.oppenheimerfunds.com  or  by  calling  toll-free
1.800.225.5677.

     Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other
U.S.  government  agency.  Mutual fund shares involve investment risks including the possible loss of principal.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This combined Prospectus and Proxy Statement is dated September 6, 2007.

                                          TABLE OF CONTENTS
                              COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                                       Page

Synopsis..................................................................................................
     What am I being asked to vote on?....................................................................
     What are the general tax consequences of the Reorganization?.........................................
     How do the investment objectives and policies of the Funds compare?..................................
     What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?..............................................................................
     What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?..............................................................................
     How have the Funds performed?........................................................................
     Management's Discussion of Capital Appreciation Fund's Performance...................................
How do the Account Features and Shareholder Services for the Funds Compare?...............................
         Purchases, Redemptions and Exchanges.............................................................
         Dividends and Distributions......................................................................
         Other Shareholder Services.......................................................................

How do the Principal Risks of Investing in the Funds Differ?..............................................

Information About the Reorganization......................................................................
     How will the Reorganization be carried out? .........................................................
     Who will pay the expenses of the Reorganization? ....................................................
     What are the tax consequences of the Reorganization? ................................................

Reasons for the Reorganization............................................................................
     Board Considerations ................................................................................
     What should I know about Class A, Class B, Class C, Class N and Class Y Shares of
     Capital Appreciation Fund?...........................................................................

What are the Fundamental Investment Restrictions of the Funds?............................................

Other Comparisons Between the Funds.......................................................................
         Management of the Funds..........................................................................
         Investment Management and Fees...................................................................
         Distribution Services............................................................................
         Transfer Agency and Custody Services.............................................................
         Shareholder Rights...............................................................................

Voting Information .......................................................................................
     How do I vote? ......................................................................................
     Who is Entitled to Vote and How are Votes Counted?...................................................
     Quorum and Required Vote.............................................................................
     Solicitation of Proxies..............................................................................
     Revoking a Proxy.....................................................................................
     What other matters will be voted upon at the Meeting?................................................

Additional Information About the Funds....................................................................
     Householding of Reports to Shareholders and Other Fund Documents.....................................
     Principal Shareholders...............................................................................

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer Growth Fund and Oppenheimer Capital Appreciation Fund
Exhibit B:  Principal Shareholders........................................................................
Exhibit C:  Management's Discussion of Capital Appreciation Fund's Performance................................

Enclosures:
Prospectus of Oppenheimer Capital Appreciation Fund dated October 26, 2006, as supplemented May 30, 2007.

                                             SYNOPSIS

     This is  only a  summary  and is  qualified  in its  entirety  by the  more detailed information  contained in or incorporated by reference in this combined
Prospectus  and Proxy  Statement and by the  Reorganization  Agreement  which is attached as Exhibit A. Shareholders  should carefully review this Prospectus and
Proxy  Statement  and the  Reorganization  Agreement in their  entirety  and, in particular,  the Prospectus of Capital  Appreciation Fund which accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

     You are being asked by the Board of Trustees  ("the  Board") of Growth Fund
to approve the  reorganization  of your Fund, Growth Fund, with and into Capital
Appreciation Fund (each individually a "Fund" and collectively the "Funds").  If shareholders of Growth Fund approve the Reorganization, substantially all of the assets of Growth  Fund will be  transferred  to Capital  Appreciation  Fund,  in exchange  for an equal  value of shares  of  Capital  Appreciation  Fund and the assumption  of certain  liabilities,  if any,  described  in the  Reorganization
Agreement.  The shares of Capital  Appreciation Fund will then be distributed to
Growth Fund  shareholders,  and Growth Fund will subsequently be liquidated.  If the  Reorganization  is approved by  shareholders  of Growth  Fund,  you will no longer be a shareholder of Growth Fund, and, instead,  will become a shareholder of Capital  Appreciation  Fund.  This exchange will occur on the Closing Date of the Reorganization.

     Approval of the Reorganization  means that as a shareholder in Growth Fund, you will receive Class A, Class B, Class C, Class N or Class Y shares of Capital
Appreciation  Fund,  as the case may be,  equal in value to the value of the net assets of your Growth Fund shares  transferred to Capital  Appreciation  Fund on the  Closing  Date.  The shares you  receive  will be issued at net asset  value
("NAV")  without  a sales  charge  and will  not be  subject  to any  additional contingent  deferred sales charge  ("CDSC").  However,  any CDSC that applies to
Growth  Fund  shares as of the date of the  exchange  will carry over to Capital
Appreciation Fund shares received in the Reorganization.

     In considering whether to approve the Reorganization,  you should consider, among other things:

     (i) The number of  similarities  (as well as any  differences)  between the
Funds (as discussed  herein) and the relative  advantages and  disadvantages  of each Fund.

     (ii) That the  Reorganization  would allow you the ability to continue your investment  in a fund  that  closely  resembles  the  investment  style you were seeking when you invested in Growth Fund.

     Capital Appreciation Fund is an open-end, diversified management investment company organized as a Massachusetts business trust in October 1987. Growth Fund
is  an  open-end,   diversified   management   investment   company   originally
incorporated  in Maryland in 1972 but  reorganized as a  Massachusetts  business trust in October  1985.  Growth Fund  commenced  operations  on March 15,  1973.
Capital  Appreciation  Fund commenced  operations on January 22, 1981. As of May
31, 2007, Growth Fund had approximately $1.326 billion in net assets and Capital
Appreciation Fund had approximately $8.252 billion in net assets.

     Shareholders  of Growth  Fund are  expected to realize a number of benefits from the proposed Reorganization. The assets of Growth Fund have been decreasing significantly  since 2000,  resulting in the Fund spreading its operating  costs over a declining  asset base. If the  Reorganization  is approved,  shareholders would get the benefit of a larger fund with lower operating expenses,  resulting in  you  paying  significantly  lower  expenses  as  a  shareholder  of  Capital
Appreciation Fund.  Additionally,  the Manager is the investment adviser to both
Funds and employs the same portfolio manager to manage both Funds, which results in duplicative efforts with respect to tracking portfolio positions,  compliance
with  investment  limits,   preparation  of  reports  and  other  administrative
functions.  As a result,  the Manager  believes  that merging the two Funds also will allow the portfolio  manager and his team to focus on managing one,  larger
fund  rather  than  two,  smaller  but  similar  funds.  Furthermore,   although
performance  is not  indicative of future  results,  the  performance of Capital
Appreciation  Fund  outperformed  the performance of Growth Fund over the 1-, 5-
and 10-year periods (ending December 31, 2006).  Moreover, the Funds' investment objectives and overall strategy of investing in growth stocks are the same. (See the discussion in "Reasons for the Reorganization" beginning on page 20 for more details.)

     The Board of Growth Fund  reviewed and  discussed  with the Manager and the
Board's independent legal counsel the proposed Reorganization.  Information with respect to, but not limited to, each Fund's respective investment objectives and policies,  management  fees,  distribution  fees and other  operating  expenses, historical  performance  and asset  size,  was also  considered  by the Board of
Growth Fund.

     Based on the  considerations  discussed  above and the  reasons  more fully described  under  "Reasons  for the  Reorganization"  (beginning  on  page  20), together with other relevant factors and information,  at a meeting held on June
14, 2007, the Board of Growth Fund concluded that the Reorganization would be in the best  interests of  shareholders  of Growth Fund and that the Fund would not experience any dilution as a result of the  Reorganization.  The Board of Growth
Fund  voted  to  approve  the  proposed  Reorganization  and to  recommend  that shareholders approve the proposed Reorganization.

     The proposed  Reorganization  was also approved by the Board of Trustees of
Capital Appreciation Fund at a meeting held on June 14, 2007.

                      THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                   TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

     It is expected that shareholders of Growth Fund will not recognize any gain or loss for federal  income tax  purposes  as a result of the  exchange of their shares for shares of Capital  Appreciation  Fund. You should,  however,  consult your tax advisor regarding the effect, if any, of the Reorganization in light of your  individual  circumstances.  You should also consult your tax advisor about state and local tax consequences.

     For federal  income tax  purposes,  the holding  period of your Growth Fund shares will be carried over to the holding period for Capital  Appreciation Fund shares you receive in  connection  with the  Reorganization.  This exchange will occur on the  Closing  Date  (as  such  term is  defined  in the  Reorganization
Agreement) of the Reorganization.

     One of the requirements to qualify as a tax-free  reorganization  under the
Internal Revenue Code is that a significant portion of the assets of Growth Fund continue to be used by Capital  Appreciation Fund after the Reorganization.  Due to common  holdings in both Funds, it is expected that the assets of Growth Fund will satisfy this requirement.  As a result, prior to the Reorganization,  it is not expected to be necessary for Growth Fund to sell portfolio  securities  that do not conform to the  portfolio  securities  of Capital  Appreciation  Fund for purposes of the Reorganization.  However,  Growth Fund may sell securities prior to the  Reorganization  in the  ordinary  course of its  business as an open-end investment company.

     For further  information about the tax consequences of the  Reorganization, please see the section titled  "Information About the  Reorganization--What  are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

     The  chart  below  compares  the  Funds'  overall  investment   objectives,
investment strategies and other policies.

  ---------------------------------------------------------- --------------------------------------------------------
                         GROWTH FUND                                        CAPITAL APPRECIATION FUND
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Objectives
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund seeks capital appreciation.                       The Fund seeks capital appreciation.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Strategies
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Growth Fund invests mainly in common stocks of "growth     Capital Appreciation Fund invests mainly in common
  companies."  The Fund currently focuses on stocks of       stocks of "growth companies." These may be newer
  companies having a large or mid-size market                companies or established companies of any
  capitalization, but this focus could change over time.     capitalization range that the portfolio manager
  The Fund can invest in domestic companies and foreign      believes may appreciate in value over the long term.
  companies, although most of its investments are in
  stocks of U.S. companies.                                  The Manager looks for growth companies with stock
                                                             prices that it believes are reasonable in relation to
  The portfolio manager looks for stocks of companies with   overall stock market valuations. The Manager focuses
  growth potential, and normally invests in between 60 and   on factors that may vary in particular cases and over
  80 companies, to focus the portfolio.  Currently, the      time in seeking broad diversification of the Fund's
  portfolio manager seeks to implement that investment       portfolio among industries and market sectors.
  approach by looking for:                                   Currently, the Manager looks for:

  o        Companies that have strong revenue growth         o        Companies in businesses with above-average
  o        Companies with above-average earnings growth           growth potential,
  o        Companies that we believe can sustain strong      o        Companies with growth rates that the
           revenue and earnings growth                            portfolio managers believe are sustainable over
  o        Companies that are well established as leaders         time,
           in growth markets                                 o        Stocks with reasonable valuations relative to
  o        Stocks with attractive valuations relative to          their growth potential.
           their growth potential
                                                             The Manager may sell companies from the Fund that it
  The Manager may sell companies from the Fund that it       believes no longer meet the above criteria.
  believes no longer meet the above criteria.

  -------------------------------------------------------------------------------------------------------------------
                                            Who is the Fund Designed For?
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund is designed for investors seeking capital         The Fund is designed for investors seeking capital
  appreciation in their investment over the long term.       appreciation in their investment over the long term.
  Those investors should be willing to assume the risks of   Those investors should be willing to assume the risks
  short-term share price fluctuations that are typical for   of short-term share price fluctuations that are
  a growth fund focusing on a limited number of growth       typical for a growth fund focusing on stock
  companies.  Those investors should understand that the     investments. Since the Fund does not seek income and
  Fund's strategy of investing in relatively few companies   its income from its investments will likely be small,
  and industries may subject the Fund to greater risk and    it is not designed for investors needing current
  increased volatility than more broadly diversified         income. Because of its focus on long-term growth, the
  funds.  Since the Fund does not seek income and its        Fund may be appropriate for a portion of a retirement
  income from investments, if any, will likely be small,     plan investment. The Fund is not a complete investment
  it is not designed for investors needing current income    program.
  or looking for preservation of capital.  Because of its
  focus on long-term growth, the Fund may be appropriate
  for a portion of a retirement plan investment.  The Fund
  is not a complete investment program.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                       Manager
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  OppenheimerFunds, Inc.                                     OppenheimerFunds, Inc.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                  Portfolio Managers
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Marc L. Baylin                                             Marc L. Baylin
  ---------------------------------------------------------- --------------------------------------------------------

     As shown in the chart  above,  the Funds'  investment  objectives  focus on capital  appreciation and each Fund uses a "growth"  investment style to achieve its  objective.  Capital  Appreciation  Fund can invest in common stocks of both newer and established  foreign and U.S.  companies that the Manager believes may be appreciate in value over time. Growth Fund can invest in domestic and foreign companies, of mainly large or mid-capitalization, that the manager believes have growth potential.

     As of February  28, 2007,  99.9% of Growth  Fund's  portfolio  consisted of common  stocks,  with 0.2% invested in  Oppenheimer  Institutional  Money Market
Fund. As of February 27, 2007,  99.2% of Capital  Appreciation  Fund's portfolio consisted of common  stocks.  Each Fund's  portfolio  was  allocated  across the following sectors:*

--------------------------------------------------- --------------------------------- --------------------------------
                                                         Growth Fund Allocation          Capital Appreciation Fund
                      SECTOR                                (as of 2/28/07)                     Allocation
                                                                                              (as of 2/27/07)
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Information Technology                                  38.5%                             32.9%
          Communications Equipment                                8.2                               7.9
          Internet Software & Services                        7.1                               6.7
          Software                                                7.6                               5.8
          IT Services                                             1.0                               4.5
          Semiconductors & Semiconductor                      4.9                               4.3
                 Equipment
          Computers & Peripherals                             9.7                               3.7
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Health Care                                              17.4                             14.5
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Consumer Discretionary                                   14.2                             11.5
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Financials                                               9.6                              11.2
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Industrials                                              5.0                               9.7
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Consumer Staples                                         6.6                               7.1
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Energy                                                   5.0                               6.6
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Materials                                                2.9                               3.5
--------------------------------------------------- --------------------------------- --------------------------------
--------------------------------------------------- --------------------------------- --------------------------------
o        Telecommunication Services                               0.8                               3.0
--------------------------------------------------- --------------------------------- --------------------------------

* Unaudited

     What are the fees and  expenses of each Fund and what are they  expected to be after the Reorganization?

     Each Fund pays a variety  of  expenses  directly  for  management  of their respective  assets,  administration  and/or  distribution  of  shares  and other services. Those expenses are subtracted from each Fund's assets to calculate the
Fund's net asset value per share.  Shareholders  pay these expenses  indirectly.
Shareholders pay other expenses directly, such as sales charges.

     The tables below reflect the current  contractual  management  fee schedule for each of the Funds and the proposed "pro forma"  management  fee schedule for the surviving Capital  Appreciation  Fund upon the successful  completion of the
Reorganization.  The tables are provided to help you  understand and compare the fees and expenses of  investing  in shares of each Fund.  The pro forma fees and expenses  of the  surviving  Capital  Appreciation  Fund  show what the fees and expenses are expected to be after giving effect to the Reorganization.

     "Other Expenses" in the tables include transfer agent fees, custodial fees, and accounting  and legal expenses that each Fund pays. The "Other  Expenses" in the tables are based on, among other things,  the fees each Fund would have paid if the  Transfer  Agent had not  waived a portion  of its fee under a  voluntary undertaking  to the  Funds to limit  these  fees to 0.35% of  average  daily net assets per fiscal year for all classes.  For each Fund, that  undertaking may be amended or withdrawn at any time.

                              CURRENT AND PRO FORMA FEE TABLES
      For Classes A, B, C, N and Y for the 12 month period ended May 31, 2007

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS A SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %         5.75%                5.75%                   5.75%
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or             None(1)              None(1)                 None(1)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.23%                0.24%                   0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.27%                0.26%                   0.26%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.17%                1.07%                   1.06%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund,  the actual  "Other  Expenses"
and "Total  Annual  Operating  Expenses"  for Class A shares as  percentages  of average  daily net  assets  were the same as shown  above.  After the waiver was applied to Capital  Appreciation  Fund,  the actual "Other  Expenses" and "Total
Annual  Operating  Expenses" for Class A shares as  percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS B SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              5%(2)                5%(2)                   5%(2)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.30%                0.31%                   0.31%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.97%                1.88%                   1.87%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund,  the actual  "Other  Expenses"
and "Total  Annual  Operating  Expenses"  for Class B shares as  percentages  of average  daily net  assets  were the same as shown  above.  After the waiver was applied to Capital  Appreciation  Fund,  the actual "Other  Expenses" and "Total
Annual  Operating  Expenses" for Class B shares as  percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS C SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              1%(3)                1%(3)                   1%(3)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.36%                0.26%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.03%                1.83%                   1.83%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund,  the actual  "Other  Expenses"
and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.35% and 2.02% for Class C shares. After the waiver was applied to Capital
Appreciation  Fund,  the actual "Other  Expenses"  and "Total  Annual  Operating
Expenses" for Class C shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS N SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              1%(4)                1%(4)                   1%(4)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.36%                0.34%                   0.34%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.53%                1.41%                   1.40%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund,  the actual  "Other  Expenses"
and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.35% and 1.52% for Class N shares. After the waiver was applied to Capital
Appreciation  Fund,  the actual "Other  Expenses"  and "Total  Annual  Operating
Expenses" for Class N shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS Y SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               None                None                     None
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                  None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.23%                0.10%                   0.10%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            0.90%                0.67%                   0.66%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund,  the actual  "Other  Expenses"
and "Total  Annual  Operating  Expenses"  for Class Y shares as  percentages  of average  daily net  assets  were the same as shown  above.  After the waiver was applied to Capital  Appreciation  Fund,  the actual "Other  Expenses" and "Total
Annual  Operating  Expenses" for Class Y shares as  percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

     1. Class A contingent  deferred  sales charge may apply to  redemptions  of investments of $1 million or more or to certain retirement plan redemptions. See
"How to Buy Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Examples

     The  examples  below are intended to help you compare the cost of investing
in  Growth  Fund,   Capital   Appreciation   Fund,  and  the  surviving  Capital
Appreciation  Fund after the  Reorganization.  These  examples  assume an annual return for each  class of 5%, the  operating  expenses  described  in the tables above and reinvestment of your dividends and distributions.

     Your actual costs may be higher or lower  because  expenses  will vary over time.  For each  $10,000  investment,  you  would  pay the  following  projected expenses if you  redeemed  your  shares  after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

                                                              Growth Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
If shares are redeemed(1):              1 Year              3 Years              5 Years              10 Years
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class A                                  $688                 $927                $1,185               $1,921
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class B                                  $702                 $924                $1,273             $1,915(2)
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class C                                  $308                 $643                $1,104               $2,382
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class N                                  $257                 $487                 $840                $1,837
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class Y(3)                                $92                 $288                 $501                $1,113
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                                              Growth Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
If shares are not redeemed(4):          1 Year              3 Years              5 Years              10 Years
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class A                                  $688                 $927                $1,185               $1,921
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class B                                  $202                 $624                $1,073             $1,915(2)
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class C                                  $208                 $643                $1,104               $2,382
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class N                                  $157                 $487                 $840                $1,837
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class Y(3)                                $92                 $288                 $501                $1,113
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                                       Capital Appreciation Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 Year              3 Years             5 Years              10 Years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $678                $897                $1,134               $1,812
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $693                $896                $1,226             $1,810(2)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $288                $581                 $999                $2,167
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $245                $449                 $776                $1,703
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y(3)                                $69                 $215                 $374                 $837
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                       Capital Appreciation Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed(4):           1 Year              3 Years             5 Years              10 Years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $678                $897                $1,134               $1,812
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $193                $596                $1,026             $1,810(2)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $188                $581                 $999                $2,167
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $145                $449                 $776                $1,703
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y(3)                                $69                 $215                 $374                 $837
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                  Pro Forma Surviving Capital Appreciation Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $677                $894                $1,129               $1,801
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $692                $893                $1,220             $1,798(2)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $288                $581                 $999                $2,167
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $244                $446                 $771                $1,691
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y(3)                                 $68                $212                 $369                 $825
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                                  Pro Forma Surviving Capital Appreciation Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed(4):           1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $677                $894                $1,129               $1,801
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $192                $593                $1,020             $1,798(2)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $188                $581                 $999                $2,167
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $144                $446                 $771                $1,691
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y(3)                                 $68                $212                 $369                 $825
----------------------------------- ------------------ -------------------- ------------------- ---------------------

     (1) In the "If shares are redeemed" examples,  expenses include the initial sales  charge  for  Class A and the  applicable  Class  B,  Class C and  Class N contingent deferred sales charges.

     (2) Class B expenses  for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A 72 months after purchase.

     (3) There is no sales charge on Class Y shares.

     (4) In the "If  shares  are not  redeemed"  examples,  the Class A expenses include the initial sales  charge,  but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

     The following tables set forth the existing  capitalization  (unaudited) of
Growth Fund and Capital  Appreciation Fund as of May 31, 2007, and the pro forma combined  capitalization  of Capital  Appreciation Fund as of May 31, 2007 as if
the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Growth Fund                               Net Assets                   Shares                 Net Asset Value
                                                                     Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                $1,046,003,991              29,980,796                    $34.89
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 $145,225,553                4,602,189                    $31.56
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 $79,787,875                 2,486,491                    $32.09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 $16,094,846                  467,281                     $34.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                 $38,925,338                 1,103,461                    $35.28
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                    $1,326,037,603               38,640,218                   $34.32
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 Net Assets                   Shares                 Net Asset Value
                                                                     Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                $5,489,990,576              108,602,491                   $50.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 $796,693,298               17,304,340                    $46.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 $701,984,216               15,371,738                    $45.67
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 $260,958,913                5,247,496                    $49.73
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                $1,002,086,159              19,259,578                    $52.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                    $8,251,713,162              165,785,643                   $49.77
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                          Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                $6,535,994,567              129,294,458                   $50.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 $941,918,851                20,458,669                   $46.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 $781,772,091                17,118,886                   $45.67
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 $277,053,759                5,571,139                    $49.73
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                $1,041,011,497               20,007,703                   $52.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                    $9,577,750,765              192,450,855                   $49.69
--------------------------------------------------------------------------------------------------------------------

* Reflects the issuance of  20,691,972  Class A shares,  3,154,334  Class B shares,  1,747,163  Class C shares,  323,644  Class N shares and 748,125 Class Y shares of Capital Appreciation Fund in a tax-free exchange for the net assets of
Growth Fund, aggregating 26,641,498.

How have the Funds performed?

     The  following  past  performance  information  for each  Fund is set forth below:  (i) a bar chart showing  changes in each Fund's  performance for Class A shares  from  year  to year  for the  last  ten  calendar  years  (or  less,  if applicable)  and (ii) tables  detailing how the average  annual total returns of each  Fund's  shares,  both  before  and  after  taxes,  compared  to  those  of broad-based  market indices.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income  tax rates in effect  during the  periods  shown and do not  reflect  the impact of state or local taxes.  The after-tax  returns are calculated  based on certain assumptions mandated by regulation and your actual after-tax returns may differ  from those  shown,  depending  on your  individual  tax  situation.  The after-tax  returns set forth below are not relevant to investors  who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The past investment  performance of either Fund,  before and after taxes,  is not  necessarily  an indication of how either Fund will perform in the future.

Annual Total Returns for Capital Appreciation Fund (Class A) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                              Oppenheimer Capital Appreciation Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/97                                                    26.33%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/98                                                    24.04%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/99                                                    42.09%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                    -1.29%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                   -12.69%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                   -26.26%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    29.46%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    6.46%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                     4.70%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    7.51%
----------------------------------------------------------- ---------------------------------------------------------

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from April 1, 2007  through June 30,  2007,  the  cumulative return (not  annualized)  before taxes for Class A shares was 7.11%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter  was 30.16%  (4th Qtr `99) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -25.55% (4th Qtr `00).

Annual Total Returns for Growth Fund (Class A) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                     Oppenheimer Growth Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/97                                                    18.12%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/98                                                    10.95%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/99                                                    46.73%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                   -11.16%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                   -24.54%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                   -25.70%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    16.90%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    4.84%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                    8.88%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    4.64%
----------------------------------------------------------- ---------------------------------------------------------

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from April 1, 2007  through June 30,  2007,  the  cumulative return (not  annualized)  before taxes for Class A shares was 6.38%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter  was 28.86%  (4th Qtr `99) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -19.89% (3rd Qtr `01).

--------------------------------------------- ---------------------- ---------------------------- --------------------------
Growth Fund
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Average Annual Total Returns                         1 Year                    5 Years                    10 Years
                                                                                                    (or life of class, if
for the periods ended December 31, 2006                                                                     less)
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class A Shares (inception 3/15/73)
  Return Before Taxes                                -1.37%                    -0.45%                       2.34%
  Return After Taxes on Distributions                -1.37%                    -0.45%                       1.44%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                -0.89%                    -0.38%                       1.68%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class B Shares (inception 8/17/93)                   -1.28%                    -0.53%                       2.47%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class C Shares (inception 11/01/95)                   2.73%                    -0.12%                       2.11%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class N Shares (inception 3/01/01)                    3.28%                     0.64%                      -2.13%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class Y Shares (inception 6/01/94)                    4.91%                     0.94%                       3.19%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
S&P 500 Index (reflects no deduction for             15.78%                     6.19%                       8.42%
fees, expenses or taxes)                                                                                  4.10%(1)
1.       From 2/28/01

--------------------------------------------- ----------------------- -------------------------- --------------------------
Capital Appreciation Fund
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
                                                                                                         10 Years
Average Annual Total Returns                          1 Year                                       (or life of class, if
for the periods ended December 31, 2006                                        5 Years                     less)
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class A Shares (inception 1/22/81)
  Return Before Taxes                                 1.33%                     1.51%                      7.54%
  Return After Taxes on Distributions                 1.33%                     1.47%                      6.39%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                 0.86%                     1.27%                      6.00%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class B Shares (inception 11/01/95)                   1.63%                     1.50%                      7.67%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class C Shares (inception 12/01/93)                   5.69%                     1.94%                      7.34%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class N Shares (inception 3/01/01)                    6.14%                     2.40%                      0.40%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class Y Shares (inception 11/03/97)                   7.93%                     3.12%                      6.44%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
                                                                                                           8.42%
S&P 500 Index (reflects no deduction for              15.78%                    6.19%                    4.10%(1)
fees, expenses or taxes)                                                                                 6.57%(2)
--------------------------------------------- ----------------------- -------------------------- --------------------------
1.       From 02/28/01
2.       From 10/31/97

For each Fund, the average annual total returns  include  applicable  sales charges:  for Class A, the current  maximum  initial sales charge of 5.75%;  for
Class B, the  contingent  deferred sales charge of 5% (1-year) and 2% (5-years);
and for Class C and Class N, the 1%  contingent  deferred  sales  charge for the
1-year  period.  There is no sales  charge for Class Y shares.  Because  Class B
shares   convert  to  Class  A  shares  72  months  after   purchase,   Class  B
"life-of-class"  performance  does not include  any  contingent  deferred  sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains distributions have been reinvested in additional shares.

The  performance  of each Fund's  Class A shares is compared to the S&P
500 Index,  an  unmanaged  index of equity  securities  that is a measure of the general domestic stock market. The index's performance includes  reinvestment of income but does not reflect  transaction  costs,  fees,  expenses or taxes.  The
Fund's investments vary from those in the index.

Management's Discussion of Capital Appreciation Fund's Performance

     A discussion of the performance of Capital Appreciation Fund taken from its annual report dated August 31, 2006 is set forth in Exhibit C.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

     The procedures for  purchases,  redemptions  and exchanges of shares of the
Funds are the same.  Shares of either  Fund may be  exchanged  for shares of the same class of certain other  Oppenheimer  funds  offering such shares.  Exchange privileges are subject to amendment or termination at any time.

     Both Funds have the same initial and subsequent  minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both
Funds  have a  maximum  initial  sales  charge  of 5.75%  on Class A shares  for purchases  of less than  $25,000.  The  sales  charge  of 5.75% is  reduced  for purchases  of Class A shares of  $25,000  or more.  Investors  who  purchase  $1 million or more of Class A shares pay no  initial  sales  charge but may have to pay a contingent  deferred  sales charge  ("CDSC") of up to 1% if the shares are sold within 18 calendar  months from the beginning of the calendar  month during which  they were  purchased.  Class B shares  of the  Funds  are sold  without a front-end sales charge but may be subject to a CDSC upon redemption depending on the  length of time the  shares  are  held.  The CDSC  begins  at 5% for  shares redeemed  in the  first  year  and  declines  to 1% in  the  sixth  year  and is eliminated after that. Class C shares may be purchased  without an initial sales charge,  but if redeemed  within 12 months of buying  them,  a CDSC of 1% may be deducted.  Class N shares are purchased without an initial sales charge,  but if redeemed within 18 months of the retirement plan's first purchase of N shares, a
CDSC of 1% may be deducted.

     Class  A,  Class  B,  Class  C,  Class N and  Class  Y  shares  of  Capital
Appreciation  Fund  received in the  Reorganization  will be issued at net asset value,  without a sales charge and no CDSC will be imposed on Growth Fund shares
exchanged   for   Capital   Appreciation   Fund   shares  as  a  result  of  the
Reorganization.  However,  any CDSC that applies to Growth Fund shares as of the date of the  exchange  will  carry  over to  Capital  Appreciation  Fund  shares received in the Reorganization.

Dividends and Distributions

     Both Funds intend to declare dividends  separately for each class of shares from net investment  income on an annual basis and pay them annually.  Dividends and  distributions  paid to Class A and Class Y shares will  generally be higher than  dividends  for Class B, Class C and Class N shares,  which  normally  have higher  expenses  than  Class A and  Class Y  shares.  The  Funds  have no fixed dividend  rate  and  cannot  guarantee  that  they  will  pay any  dividends  or distributions.

     Either Fund may realize capital gains on the sale of portfolio  securities.
If it does,  it may make  distributions  out of any net  short-term or long-term capital  gains  each  year.  Each Fund may make  supplemental  distributions  of dividends and capital gains following the end of its fiscal year. However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

     Both Funds also offer the following  privileges:  (i) the ability to reduce your sales charge on purchases of Class A shares through rights of  accumulation or letters of intent,  (ii)  reinvestment of dividends and  distributions at net asset  value,  (iii)  net asset  value  purchases  by  certain  individuals  and entities,  (iv)  Asset  Builder  (automatic  investment)  Plans,  (v)  Automatic
Withdrawal  and  Exchange  Plans for  shareholders  who own  shares of the Funds valued at $5,000 or more,  (vi)  AccountLink and PhoneLink  arrangements,  (vii)
exchanges  of shares for shares of the same class of certain  other funds at net asset value,  (viii) telephone and Internet  redemption and exchange  privileges and (ix) wire  redemptions  of fund shares (for a fee). All of such services and privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.  For additional information, please see the section in the current  Prospectus of Capital  Appreciation  Fund titled "ABOUT YOUR  ACCOUNT,"  enclosed with this combined  Prospectus and Proxy
Statement.

Special Account Features. When your shares of Growth Fund are exchanged for shares of Capital  Appreciation  Fund, any special account  features (such as an
Asset Builder Plan or Automatic  Withdrawal  Plan) selected for your Growth Fund account will be  continued  for your new Capital  Appreciation  Fund account (if those features are available for Capital  Appreciation Fund) unless you instruct the Transfer Agent otherwise. If you currently own shares in both Funds and have selected the same special  account  features for each Fund (such as an Automatic
Withdrawal  Plan  for  both  Funds)  and the  accounts  have  identical  account attributes (e.g.,  account holder's name,  address,  appropriate bank accounts), the special  account  feature  options you selected for your Growth Fund account will be  applied to the  special  account  features  selected  for your  Capital
Appreciation Fund account, unless you instruct the Transfer Agent otherwise.

HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

The Funds' Overall Risk

     Like all investments, an investment in either Fund involves risk. The risks associated with an investment in each Fund are substantially  similar.  There is
no  assurance  that  either  Fund  will  meet  its  investment  objective.   The
achievement of the Funds' goals depends upon market conditions,  generally,  and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the  Funds'  investments,  investment  performance  and  prices per share. There is also the risk that poor securities selection by the Manager will cause a Fund to underperform other funds having a similar objective. These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

     The allocation of each Fund's  portfolio among different  investments  will vary over time  based  upon the  Manager's  evaluation  of  economic  and market
trends.  In  the  OppenheimerFunds   spectrum,  both  Growth  Fund  and  Capital
Appreciation Fund are considered aggressive growth funds, designed for investors willing to assume greater risks.  Both Funds are generally more  aggressive than funds  that  invest  in both  stocks  and  bonds  or in  investment  grade  debt securities,  but may be less volatile than small-cap and emerging  markets stock funds.

     For both Growth Fund and Capital  Appreciation  Fund,  the Manager tries to reduce risks by carefully  researching  securities before they are purchased and in some cases by using  hedging  techniques.  Each Fund  attempts  to reduce its exposure  to  market  risks by  diversifying  its  investments,  that is, by not holding  a  substantial  amount  of the  stock  of any  one  company  and by not investing  too great a  percentage  of the  Fund's  assets  in any one  company.
Neither Fund concentrates 25% or more of its investments in companies in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     An  investment  in  either  Fund is not a  deposit  of any  bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

Risks of Investing in Stocks. Both Funds invest in stocks. Stocks fluctuate in price and their  short-term  volatility  at times may be great.  Because each
Fund invests primarily in common stocks, the value of the Funds' portfolios will be affected by changes in the stock  markets.  This market risk will affect each
Fund's net asset  values per share,  which will  fluctuate  as the values of the
Funds' portfolio securities change.

     A variety of factors  can  affect the price of a  particular  stock and the prices of individual  stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may also behave differently from each other.  Other  factors  can  affect a  particular  stock's  price,  such as poor earnings  reports  by the  issuer,  loss of major  customers,  major  litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

     Securities in the Funds' portfolios may not increase as much as the market as a whole. Some securities may not be actively traded,  and therefore,  may not be  readily  bought or sold.  Although  at times  each  Fund's  investments  may appreciate in value rapidly,  investors  should not expect that most of a Fund's investments  will  appreciate  rapidly.  The Manager may  increase  the relative emphasis of a Fund's  investments  in a particular  industry  from time to time.
Stocks of  issuers  in a  particular  industry  may be  affected  by  changes in economic conditions, government regulations,  availability of basic resources or supplies,  or other events that affect that  industry  more than others.  To the extent  that  either  of  the  Funds  increases  the  relative  emphasis  of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Risks of  Foreign  Investing.  Although  both  Funds may  invest in foreign securities,  Capital  Appreciation Fund tends to have a higher percentage of the
Fund's assets invested in foreign securities, which have additional risks. As of
May 31, 2007,  Capital  Appreciation Fund had  approximately  9.56% of its total assets  invested in foreign  securities  as  compared to 0% of total  assets for
Growth Fund.  Growth Fund limits its  investments  in foreign  securities to not more than 10% of its total  assets,  although it has the ability to invest up to
25% of its total assets.  Capital Appreciation Fund does not expect to have more than 35% of its total assets invested in foreign securities, although it has the ability to invest without limit.  Capital Appreciation Fund can buy foreign debt securities primarily for liquidity or defensive purposes.

     While foreign securities may offer special investment opportunities,  there are also special risks.  The change in value of a foreign  currency  against the
U.S.  dollar  will  result in a change in the U.S.  dollar  value of  securities denominated  in that foreign  currency.  Foreign  issuers are not subject to the same accounting and disclosure  requirements  applicable to U.S. companies.  The value of foreign  investments may be affected by exchange  control  regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary policy in the U.S. or abroad,  or other political and economic  factors.  Securities in underdeveloped  countries may be more  difficult to sell and their prices may be more volatile.  These risks could cause the prices of foreign stocks to fall and could therefore depress either Fund's share prices.

     Additionally,  if a Fund  invests a  significant  amount  of its  assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other  shareholders.  However,  each Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

Risks of Growth Stocks. For both the Growth and Capital Appreciation Funds, growth stocks are selected for the Fund's portfolio  because each Fund's Manager believes the price of the stock will  increase  over time.  Growth stocks may at times be favored by the market and at other times may be out of favor. Stocks of growth  companies,  particularly  newer companies,  may offer  opportunities for greater  capital  appreciation  but may be more  volatile than stocks of larger, more  established  companies.  These  stocks may also have greater risk of price volatility if the company's  earnings growth or stock price fails to increase as expected.

     Some growth  companies,  including newer companies,  tend to retain a large part of their  earnings  for  research,  development  or  investment  in capital assets.  Therefore,  they do not emphasize paying dividends, and may not pay any dividends for some time. Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income.

     Investments  By "Funds of Funds."  Class Y shares of both Funds are offered as an  investment  to  certain  other  Oppenheimer  funds  that act as "funds of funds." Those funds of funds may invest significant  portions of their assets in shares of the Fund.  From time to time,  those  investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class
Y shares.  Those funds of funds typically use asset allocation  strategies under which they may  increase  or reduce the amount of their  investment  in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes.

     Industry  and  Sector  Focus.  At times,  each Fund may also  increase  the relative  emphasis of its  investments  in a particular  technology  industry or sector.  The prices of stocks of issuers in a particular  industry or sector may go up and  down in  response  to  changes  in  economic  conditions,  government regulations,  availability of basic resources or supplies,  or other events that affect that industry or sector more than others.  To the extent that either Fund increases the relative  emphasis of its investments in a particular  industry or sector, its share values may fluctuate to a greater degree in response to events affecting that industry or sector.

Other Investment Strategies

     To seek its objective, each Fund may also use the investment techniques and strategies  described below. The Funds might not always use all of the different types of techniques and  investments  described  below.  These  techniques  have risks,  although some are designed to help reduce  overall  investment or market risks.

Other Equity Securities.  While each Fund emphasizes  investments in common stocks, it can also buy preferred stocks and securities  convertible into common stock.  These  securities  can be issued by domestic or foreign  companies.  The
Manager considers some convertible securities to be "equity equivalents" because of the  conversion  feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.

     Convertible  securities  are  rated by  nationally  recognized  statistical rating  organizations  such as Moody's Investors Service or are given comparable ratings by the Manager. "Investment grade" securities are debt securities in the four highest ratings  categories of ratings  organizations or unrated securities assigned a  comparable  rating by the  Manager.  Lower-grade  securities  may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in  investment-grade  securities.  Debt securities  are  subject to credit  risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Small-Capitalization  Stock  Investments.  Although  each Fund  focuses  on
large-   or   mid-capitalization    companies,   each   Fund   may   invest   in
small-capitalization  companies, including those that have been in operation for a relatively  short period.  Small-cap  companies  tend to be companies that are developing  new products or services that the Manager  believes have  relatively favorable  prospects,  or that  are  expanding  into  new and  growing  markets.
Emerging  growth  companies may offer new products or services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the  capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly.

     Each Fund will not invest  more than 10% of its net assets in  illiquid  or restricted  securities.  The  Board  can  increase  that  limit to 15%.  Certain restricted  securities  held by a Fund that are eligible for resale to qualified institutional purchasers may not be subject to that Fund's respective investment limit. The Manager monitors holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative  Investments.  Both  Funds can  invest in a number of  different kinds of "derivative" investments.  In general terms, a derivative investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest rate or index. In the broadest  sense,  options, futures  contracts,  and other  hedging  instruments  each Fund might use may be considered "derivative" investments.  Derivatives may increase the volatility of each Fund's share prices or cause investment losses.

     In addition to using  derivatives  for  hedging,  each Fund might use other derivative investments because they offer the potential for increased value. The
Fund  currently  does not use  derivatives  to a  significant  degree and is not required to use them in seeking its objective.

Derivatives have risks. If the issuer of the derivative investment does not pay the  amount  due, a Fund can lose money on the  investment.  The  underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself, may not perform the way the Manager expected it to. As a result of these risks a Fund could  realize less  principal or income from the  investment  than expected or its hedge might be unsuccessful.  As a result, a Fund's share prices could fall. Certain derivative investments held by a Fund might be illiquid.

Hedging.  Both Funds can buy and sell certain  kinds of futures  contracts, put and call options, and forward contracts for "hedging" purposes. Neither Fund intends to use these  instruments  extensively  and is not  required to do so to seek its objective.  Growth Fund does not use hedging for speculative  purposes.
It has  limits on the  extent  of its use of  hedging  and the types of  hedging instruments that it can use.

     Some of these strategies could be used to hedge a Fund's portfolio  against price fluctuations.  Other hedging  strategies,  such as buying futures and call options, could tend to increase a Funds' exposure to the securities market.

     There are also special  risks in  particular  hedging  strategies.  Options trading involves the payment of premiums,  can increase portfolio turnover,  and can have special tax effects on a Fund. If the Manager used a hedging instrument at the wrong time or judged market  conditions  incorrectly,  the strategy could reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options  positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Loans of Portfolio  Securities.  Both Funds may make loans of its portfolio securities,  in each case with a value not to exceed 25% of its net  assets,  in accordance  with Securities  Lending  Guidelines  adopted by the Board.  Capital
Appreciation Fund has entered into a securities lending agreement with JP Morgan
Chase for that purpose.  Growth Fund is not a party to that  securities  lending agreement.

     Under the JPMorgan Chase agreement,  Capital  Appreciation Fund's portfolio securities  may be  loaned  to  brokers,  dealers  and  financial  institutions,
provided   that  such  loans  comply  with  the   collateralization   and  other
requirements  of  the  securities  lending  agreement,  the  Securities  Lending
Guidelines and applicable government regulations.  JP Morgan Chase has agreed to bear the risk that a borrower  may default on its  obligation  to return  loaned securities.  However,  Capital  Appreciation  Fund will be responsible for risks associated  with the  investment  of cash  collateral,  including  the risk of a default by the issuer of a security in which cash  collateral has been invested.
If that occurs,  Capital Appreciation Fund may incur additional costs in seeking to obtain the  collateral or may lose the amount of the  collateral  investment.
Capital  Appreciation  Fund  may  also  lose  money  if the  value  of the  cash collateral decreases.

Investments in Oppenheimer  Institutional Money Market Fund. Both Funds can
invest its free cash balances in the Class E shares of Oppenheimer Institutional
Money  Market Fund,  to seek current  income  while  preserving  liquidity.  The
Oppenheimer  Institutional Money Market Fund is a registered open-end management investment  company,  regulated  as a money  market  fund  under the  Investment
Company  Act of 1940  ("Investment  Company  Act").  It  invests in a variety of short-term, high-quality,  dollar-denominated money market instruments issued by
the  U.S.   government,   domestic  and  foreign   corporations   and  financial
institutions,  and other entities.  As a shareholder,  a Fund will be subject to its  proportional  share of the  Oppenheimer  Institutional  Money Market Fund's
Class E expenses,  including its advisory fee. However, the Manager will waive a portion  of a Fund's  advisory  fee to the  extent  of the  Fund's  share of the advisory fee paid by the Oppenheimer Institutional Money Market Fund.

Temporary  Defensive  and  Interim  Investments.  In times of  unstable  or adverse  market,  economic or political  conditions,  each Fund can invest up to
100% of its assets in temporary  investments  that may be inconsistent  with the
Fund's principal investment strategies. Generally they would be cash equivalents
(such  as  commercial  paper),   money  market   instruments,   short-term  debt
securities,  U.S. government  securities,  or repurchase  agreements.  The Funds could also hold these types of  securities  pending the  investment  of proceeds from the sale of Fund  shares or  portfolio  securities  or to meet  anticipated redemptions of Fund shares. To the extent the Funds invest  defensively in these
securities,   it  might  not  achieve  its   investment   objective  of  capital
appreciation.

Portfolio  Turnover.  A change in the securities held by a Fund is known as
"portfolio  turnover."  Each Fund can engage in active and  frequent  short-term trading while trying to achieve its  objective.  Both Funds may have a portfolio turnover rate in excess of 100% annually.  Increased  portfolio turnover creates higher brokerage and transaction costs for a Fund (and may reduce  performance).
If a Fund realizes  capital gains when it sells its  portfolio  investments,  it must  generally pay those gains out to  shareholders,  increasing  their taxable distributions.  The following table shows the portfolio  turnover rates for both funds, over the last five fiscal years (for the year ended August 31):

----------------------------------------- -------------- --------------- -------------- --------------- --------------

                                              2006            2005           2004            2003           2002
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Growth Fund                                    63%            72%            104%            82%             60%
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Capital Appreciation Fund                      83%            38%             45%            42%             28%
----------------------------------------- -------------- --------------- -------------- --------------- --------------

     The risks  described  above  collectively  form the  expected  overall risk profile,  respectively,  of each  Fund  and can  affect  the  value  of a Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth  more or less than what you paid for  them.  There is no  assurance that either Fund will achieve its investment objective.

                                  INFORMATION ABOUT THE REORGANIZATION

     This is only a summary of the Reorganization Agreement. You should read the
Reorganization Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

     If the  shareholders of Growth Fund approve the  Reorganization  Agreement, the  Reorganization  will take place after various  conditions  are satisfied by
Growth  Fund and  Capital  Appreciation  Fund,  including  delivery  of  certain documents.  The Closing Date is presently  scheduled for on or about November 9,
2007 and the  "Valuation  Date" (which is the business day preceding the Closing
Date of the  Reorganization) is presently  scheduled for on or about November 8,
2007.

     If the  shareholders  of Growth  Fund vote to  approve  the  Reorganization
Agreement, substantially all of the assets of Growth Fund will be transferred to
Capital  Appreciation Fund in exchange for shares of Capital  Appreciation Fund, and you will  receive  Class A,  Class B,  Class C, Class N or Class Y shares of
Capital  Appreciation  Fund equal in value to the value as of the Valuation Date of your  shares of Growth  Fund.  Growth  Fund will then be  liquidated  and its outstanding  shares will be cancelled.  The stock  transfer books of Growth Fund will be permanently closed at the close of business on the Valuation Date.

     Shareholders of Growth Fund who vote their Class A, Class B, Class C, Class
N and Class Y shares in favor of the  Reorganization  will be electing in effect to redeem their shares of Growth Fund at net asset value on the Valuation  Date, after Growth Fund  subtracts a cash reserve ("Cash  Reserve"),  and reinvest the proceeds  in Class A,  Class B,  Class C,  Class N and Class Y shares of Capital
Appreciation  Fund at net asset value. The Cash Reserve is an amount retained by
Growth  Fund for the  payment  of Growth  Fund's  outstanding  debts,  taxes and expenses of liquidation following the Reorganization.  Capital Appreciation Fund is not assuming any debts of Growth Fund except debts for  unsettled  securities transactions and outstanding  dividend and redemption checks. Any debts paid out of the Cash  Reserve  will be those  debts,  taxes or  expenses  of  liquidation incurred  by  Growth  Fund on or  before  the  Closing  Date.  Growth  Fund will recognize  capital  gains or losses on any sales of  portfolio  securities  made prior to the Reorganization.  The sales of portfolio securities  contemplated in the  Reorganization  are anticipated to be in the ordinary course of business of
Growth Fund's activities.  Following the Reorganization,  Growth Fund shall take
all  necessary   steps  to  complete  its  liquidation  and  affect  a  complete dissolution of the Fund.

     Under  the  Reorganization   Agreement,   either  Growth  Fund  or  Capital
Appreciation Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other  recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand,  reimburse  the  other  Fund  for  all  expenses,  including  reasonable out-of-pocket  expenses and fees incurred in connection with the  Reorganization
Agreement.

     To the  extent  permitted  by  law,  the  Funds  may  agree  to  amend  the
Reorganization  Agreement without shareholder  approval.  They may also agree to terminate  and abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of Growth Fund.

Who will pay the expenses of the Reorganization?

     Each Fund will be  responsible  for its respective  out-of-pocket  expenses associated with the Reorganization, including outside legal and accounting fees, the  cost of the tax  opinion,  and  shareholder  communication  costs.  OFI has estimated  total merger  related costs to be  approximately  $222,500 for Growth
Fund and $24,000 for Capital  Appreciation  Fund. OFI does not  anticipate  that
either  Fund  will   experience   a  dilution  as  a  result  of  the   proposed
Reorganization.

What are the tax consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from Growth Fund and Capital Appreciation Fund, it is expected to be the opinion of Mayer,  Brown,  Rowe & Maw LLP ("tax opinion") that; (i)  shareholders of
Growth  Fund  should  not  recognize  any gain or loss for  federal  income  tax purposes  as a result of the  exchange  of their  shares  for  shares of Capital
Appreciation  Fund; (ii)  shareholders of Capital  Appreciation  Fund should not recognize  any gain or loss upon receipt of Growth  Fund's  assets (iii) and the holding  period of Capital  Appreciation  Fund shares  received in that exchange should  include the period that  Growth  Fund  shares were held  (provided  such shares were held as a capital asset on the Closing Date).  In addition,  neither
Fund  is  expected  to  recognize  a gain  or loss  as a  direct  result  of the
Reorganization.  Please see the  Agreement and Plan of  Reorganization  for more details.

     If the tax opinion is not received by the Closing Date,  the Fund may still
pursue  the   Reorganization,   pending   re-solicitation  of  shareholders  and
shareholder  approval which would delay the  reorganization  by several  months.
Although  not  likely,  in the  event  the  tax  opinion  is not  received,  the
Reorganization  may not  qualify  as a  tax-free  reorganization.  Prior  to the
Valuation  Date,  Growth Fund may pay a dividend  which would have the effect of distributing  to Growth  Fund's  shareholders  all of Growth  Fund's  investment company  taxable  income,  if any,  for taxable  years ending on or prior to the
Closing Date (computed  without regard to any deduction for dividends  paid) and all of its net capital  gains,  if any,  realized in taxable  years ending on or prior to the Closing  Date  (after  reduction  for any  available  capital  loss carry-forward).  As of Growth Fund's fiscal year ended August 31, 2006, the Fund had  $539,505,177  of net capital  loss  carry-forward  available  to offset any realized capital gains and thereby reduce the capital gains  distributions.  Any such  dividends  will  be  included  in the  taxable  income  of  Growth  Fund's shareholders as ordinary income and capital gain, respectively.

     You will  continue to be  responsible  for tracking  the purchase  cost and holding period of your shares and should consult your tax advisor  regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should  also  consult  your tax  advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                                       REASONS FOR THE REORGANIZATION

Board Considerations

     At a  meeting  of the  Boards  of  Trustees  of  Growth  Fund  and  Capital
Appreciation  Fund held June 14, 2007, the Board  considered  whether to approve the proposed  Reorganization  on behalf of each Fund and reviewed and  discussed with  the  Manager  and the  Boards'  independent  legal  counsel  the  proposed
Reorganization.  Information  with respect to, among other  things,  each Fund's respective investment objective and policies, management fees, distribution fees and other  operating  expenses,  historical  performance and asset size also was considered by the Board.

     The Board received  information that demonstrated that from 2000 to the end of May 2007,  assets  decreased from over $3.2 billion to  approximately  $1.256 billion.  The Board also  considered  that  OppenheimerFunds  Distributor,  Inc.
("OFDI") does not believe,  based on the Fund's performance,  that the assets of the Fund will increase significantly from any sales efforts.

     The Board also considered the relative  smaller size of Growth Fund and the
Manager's view that the  corresponding  management fee is higher for Growth Fund because the Fund has not reached the same  management fee  breakpoint  levels as
Capital  Appreciation Fund. The Board considered the Manager's  expectation that by merging Growth Fund into Capital  Appreciation  Fund,  shareholders of Growth
Fund would benefit from significantly reduced fees and expenses.

     The Board  considered  that the procedures for purchases,  redemptions  and exchanges  of shares of both  Funds are the same and that both  Funds  offer the same investor services and options.

     The Board also  considered the terms and conditions of the  Reorganization, including  that  there  would  be no  sales  charge  imposed  in  effecting  the
Reorganization  and  that  the  Reorganization  is  expected  to  be a  tax-free reorganization.  The Board  concluded  that Growth Fund's  participation  in the transaction was in the best interests of Growth Fund and that the Reorganization would not result in a dilution  of the  interests  of existing  shareholders  of
Growth Fund.

     After consideration of the above factors,  other  considerations,  and such information as the Board of Growth Fund deemed  relevant,  the Board,  including the Trustees  who are not  "interested  persons"  (as defined in the  Investment
Company  Act) of Capital  Appreciation  Fund,  Growth Fund or the  Manager  (the
"Independent  Trustees"),   unanimously  approved  the  Reorganization  and  the
Reorganization Agreement and voted to recommend its approval by the shareholders of Growth Fund.

     The Board also determined that the Reorganization was in the best interests of Capital  Appreciation  Fund and its  shareholders  and that no dilution would result to those shareholders. Capital Appreciation Fund shareholders do not vote on the  Reorganization.  The  Board on  behalf  of  Capital  Appreciation  Fund, including the Independent Trustees,  unanimously approved the Reorganization and the Reorganization Agreement.

     Neither Fund's Board members are required to attend the meeting nor do they plan to attend the meeting.

     For the  reasons  discussed  above,  the Board,  on behalf of Growth  Fund, recommends that you vote FOR the  Reorganization  Agreement.  If shareholders of
Growth Fund do not approve the Reorganization Agreement, the Reorganization will not take place.

What  should I know  about  Class A,  Class B, Class C, Class N and Class Y
Shares of Capital Appreciation Fund?

     Upon consummation of the  Reorganization,  Class A, Class B, Class C, Class
N, and Class Y shares  of  Capital  Appreciation  Fund  will be  distributed  to shareholders  of Class A, Class B, Class C, Class N and Class Y shares of Growth
Fund, respectively, in connection with the Reorganization. The shares of Capital
Appreciation Fund will be recorded electronically in each shareholder's account.
Capital  Appreciation  Fund will then send a confirmation  to each  shareholder.
Shareholders of Growth Fund holding certificates  representing their shares will not  be  required  to  surrender  their  certificates  in  connection  with  the
Reorganization.  However,  former  shareholders  of Growth Fund whose shares are represented by outstanding  share  certificates will not be allowed to redeem or exchange shares of Capital  Appreciation Fund they receive in the Reorganization until the exchanged Growth Fund  certificates have been returned to the Transfer
Agent.

     The rights of shareholders of both Funds are  substantially the same as are their governing documents. Each share will be fully paid and non-assessable when issued.  Both Funds'  Declarations  of Trust  contain an express  disclaimer  of shareholder or Trustee  liability for the Fund's  obligations,  and provides for indemnification of any loss and expenses out of its property for any shareholder held  personally  liable for its  obligations.  Neither Fund permits  cumulative voting.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

     Both Growth  Fund and Capital  Appreciation  Fund have  certain  additional fundamental  investment  restrictions  that can only be changed with shareholder approval.  Generally,  these  investment  restrictions  are the same between the
Funds.  Please see the  Statements of Additional  Information  for each Fund for
descriptions  of  those  investment  restrictions,   which  is  incorporated  by
reference into the Statement of Additional  Information  dated September 6, 2007 related to this Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

     The  description  of certain  other key  features of the Funds is set forth below.  More detailed  information  is available in each Fund's  Prospectus  and
Statement of Additional Information, which are incorporated by reference.

Management of the Funds

     Each Fund is governed by the same Board of Trustees,  which is  responsible for protecting the interests of each Fund's shareholders under Massachusetts law and other  applicable  laws.  For a listing of the Capital  Appreciation  Fund's
Board of Trustees and biographical information, please refer to the Statement of
Additional  Information  to this  Prospectus  and  Proxy  Statement,  which  are incorporated  by reference  into the Statement of Additional  Information  dated
September 6, 2007 related to this Reorganization.

Investment Management and Fees

     The  day-to-day  management of the business and affairs of each Fund is the responsibility  of the  Manager.  Pursuant  to each Fund's  investment  advisory agreement,  the Manager acts as the investment  adviser for both Funds,  manages the assets of both Funds and makes each Fund's investment decisions. The Manager employs the Funds' portfolio managers. Both Funds are managed by Marc L. Baylin,
CFA, who is primarily  responsible for the day-to-day  management of each Fund's investments.

     Both Funds obtain investment management services from the Manager according to the  terms of  management  agreements  that are  substantially  similar.  The advisory  agreements require the Manager,  at its expense,  to provide each Fund with adequate  office space,  facilities  and  equipment.  The  agreements  also
require  the  Manager  to  provide  and   supervise   the   activities   of  all
administrative   and   clerical   personnel   required   to  provide   effective
administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their  operations,  the  preparation  and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

     Each Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory  agreements list examples of expenses paid by
each  Fund.  The  major  categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to Independent Trustees, legal and audit expenses,  custodian bank and transfer agent  expenses,  share issuance costs,  certain  printing and registration costs, and non-recurring expenses, including litigation costs.

     Both investment advisory  agreements  generally provide that in the absence of willful  misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions  in  connection  with any matters to which the agreement(s) relate.

     The Manager is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding company  owned  in  part  by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual  Life  Insurance  Company,  a mutual  life insurance company that also advises pension plans and investment companies.  The
Manager  has  been  an  investment  adviser  since  January  1960.  The  Manager
(including  subsidiaries  and an  affiliate)  managed  more than $250 billion in assets as of June 30, 2007,  including other  Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

Fee and Expense  Comparison  (Class A Shares).  Capital  Appreciation  Fund
offers a  significantly  more favorable  advisory fee and overall  expense ratio than Growth Fund due to its size.

     The table below shows the current  contractual  management fee schedule for each of the  Funds.  As shown in the table,  the  effective  management  fee for
Capital  Appreciation  Fund is 0.57%,  versus  0.67% for  Growth  Fund.  Capital
Appreciation  Fund's fee  schedule  would be the fee  schedule  for the combined
Funds upon successful completion of the Reorganization.

------------------------------------------------------------- -------------------------------------------------------
                                                                            Capital Appreciation Fund
                        Growth Fund

------------------------------------------------------------- -------------------------------------------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
   Assets (in $ millions of average              Fee           Assets (in $ millions of average           Fee
          annual net assets)                                          annual net assets)
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               Up to 200                        0.75%                      Up to 200                     0.75%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               200 - 400                        0.72%                      200 - 400                     0.72%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               400 - 600                        0.69%                      400 - 600                     0.69%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               600 - 800                        0.66%                      600 - 800                     0.66%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
              800 - 1,500                       0.60%                     800 - 1,500                    0.60%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
             1,500 - 2,500                      0.58%                    1,500 - 2,500                   0.58%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
             2,500 - 4,500                      0.56%                    2,500 - 4,500                   0.56%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
              Over 4,500                        0.54%                    4,500 - 6,500                   0.54%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
                                                                         6,500 - 8,500                   0.52%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
                                                                        8,500 - 11,000                   0.50%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
                                                                          Over 11,000                    0.48%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
Effective Fee (as of 5/31/07)                   0.67%                                                    0.57%
---------------------------------------- -------------------- ------------------------------------ ------------------

Distribution Services

     OppenheimerFunds   Distributor,   Inc.  (the  "Distributor")  acts  as  the
principal  underwriter in a continuous  public  offering of shares of the Funds, but is not  obligated  to sell a  specific  number of  shares.  Both  Funds have adopted  Service Plans for Class A shares.  The plans  reimburse the Distributor for a portion of its costs incurred for services  provided to accounts that hold
Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25%
of the average annual net assets of Class A shares of each Fund. The Distributor currently  uses all of those  fees to pay  dealers,  brokers,  banks  and  other
financial   institutions   periodically  for  providing   personal  service  and
maintenance of accounts of their customers that hold Class A shares.

     Both Funds have adopted Distribution and Service Plans for Class B, Class C and  Class N  shares  to pay the  Distributor  for its  services  and  costs  in distributing Class B, Class C and Class N shares and servicing  accounts.  Under each Fund's plan,  the Fund pays the  Distributor  an annual  asset-based  sales charge of 0.75% on Class B and Class C shares  and 0.25% on Class N shares.  The
Distributor  also  receives  a service  fee of 0.25% per year under the Class B,
Class C and Class N plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Manager and the Distributor,  in their discretion, also may pay dealers or other financial  intermediaries and service providers for distribution and/or shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from a Fund.  These cash payments,  which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or  Distributor  from their own  resources  are not reflected in the fee tables  contained in this combined  Prospectus and Proxy Statement  because they are not paid by the Funds.

     "Financial  intermediaries"  are firms  that  offer and sell  shares of the
Funds to their clients, or provide  shareholder  services to the Funds, or both, and receive  compensation  for doing so.  Your  securities  dealer or  financial adviser, for example, is a financial intermediary,  and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Funds' shares. In addition to dealers, the financial  intermediaries that may  receive  payments  include  sponsors  of fund  "supermarkets,"  sponsors of fee-based  advisory or wrap fee  programs,  sponsors  of college and  retirement savings  programs,  banks and trust companies  offering  products that hold Fund shares,  and insurance  companies that offer  variable  annuity or variable life insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of a Fund and other  Oppenheimer  funds  attributable  to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to  recommend  or offer  shares of a Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example,  qualify a Fund for preferred  status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted  by  applicable  laws or the rules of the NASD)  designed  to increase sales  representatives'  awareness about Oppenheimer funds, including travel and lodging  expenditures.  However,  the  Manager  does not  consider  a  financial intermediary's  sale of  shares  of the Funds or other  Oppenheimer  funds  when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     Each Fund's Statement of Additional  Information  contains more information about  revenue  sharing  and  service  payments  made  by  the  Manager  or  the
Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this combined Prospectus and Proxy Statement.

Transfer Agency and Custody Services

     Both Funds receive shareholder  accounting and other clerical services from
OppenheimerFunds  Services,  a  division  of the  Manager,  in its  capacity  as
Transfer Agent and dividend paying agent.  It acts on an annual  per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35% of average daily net assets per fiscal year for each class of both Funds) are substantially similar. JPMorgan Chase Bank, located at 4 Chase Metro Tech Center, Brooklyn, NY
11245, acts as custodian for Capital  Appreciation Fund. Brown Brothers Harriman
& Co., located at 40 Water Street, Boston, MA 02109-3661,  acts as custodian for Growth Fund. Prior to May 11, 2007,  Citibank,  N.A. served as the custodian for Growth Fund.

Shareholder Rights

     Both Funds are  Massachusetts  business trusts.  The Funds are not required to,  and do not,  hold  annual  meetings  of  shareholders  and have no  current intention to hold such meetings,  except as required by the  Investment  Company
Act.

     Under  the  Investment  Company  Act,  the  Funds  are  required  to hold a shareholder meeting if, among other reasons,  the numbers of Trustees elected by shareholders is less than a majority of the total number of Trustees, or if they seek to  change  a  fundamental  investment  policy.  The  Trustees  of  Capital
Appreciation  Fund will call a meeting of shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request must have been shareholders for at least six months and must hold in the  aggregate the lesser of (1) shares of the Fund valued at $25,000 or more at current  offering  price,  (2) or shares  constituting at least 1% of the Fund's outstanding  shares. The Trustees may also take other action as permitted by the
Investment Company Act.

                                        VOTING INFORMATION

How do I vote?

     Please take a few moments to complete your proxy ballot  promptly.  You may vote your shares by  completing  and signing the enclosed  proxy  ballot(s)  and mailing the proxy ballot(s) in the postage paid envelope provided.  You also may vote your shares by telephone or via the internet by following the  instructions on the attached proxy ballot(s) and  accompanying  materials.  You may cast your vote by attending the Meeting in person if you are a record owner.

     If you need assistance, have any questions regarding the Proposal or need a replacement  proxy  ballot,  you may  contact  us  toll-free  at  1-800-225-5677
(1-800-CALL-OPP).  Any proxy  given by a  shareholder,  whether in  writing,  by telephone  or via the  internet,  is  revocable  as  described  below  under the paragraph titled "Revoking a Proxy".

     If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

o Telephone  Voting.  Please have the proxy ballot  available  and call the number on the enclosed materials and follow the instructions.  After you provide your voting  instructions,  those  instructions will be read back to you and you must confirm your voting  instructions  before  ending the telephone  call.  The voting  procedures  used in  connection  with  telephone  voting are designed to reasonably authenticate the identity of shareholders,  to permit shareholders to authorize the voting of their shares in accordance with their  instructions  and to confirm that their instructions have been properly recorded.

     As the Meeting date approaches,  certain shareholders may receive telephone calls from a representative  of the  solicitation  firm (if applicable) if their vote has not yet been received. Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic  instructions from shareholders of
Growth  Fund.  Proxies  that are  obtained  telephonically  will be  recorded in accordance  with the procedures  discussed  herein.  These  procedures have been designed to  reasonably  ensure that the identity of the  shareholder  providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

     In all cases where a telephonic proxy is solicited,  the solicitation  firm representative  is required to ask for each  shareholder's  full name,  address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation)  and to  confirm  that  the  shareholder  has  received  the  Proxy
Statement and ballot.  If the information  solicited agrees with the information provided to the solicitation firm, the solicitation firm  representative has the responsibility  to explain the process,  read the  proposal  listed on the proxy ballot,  and ask for  the  shareholder's  instructions  on  such  proposal.  The solicitation  firm  representative,  although he or she is  permitted  to answer questions  about the process,  is not permitted to recommend to the  shareholder how to vote. The solicitation firm  representative  may read any  recommendation set forth in the Proxy Statement.  The  solicitation  firm  representative  will record the shareholder's instructions.  Within 72 hours, the shareholder will be sent a  confirmation  of his or her  vote  asking  the  shareholder  to call the solicitation  firm  immediately  if his or her  instructions  are not  correctly reflected in the confirmation.  For additional information, see also the section below titled "Solicitation of Proxies".

o Internet  Voting.  You also may vote over the internet by  following  the instructions  in the  enclosed  materials.  You will be  prompted  to enter  the control  number on the enclosed  proxy ballot.  Follow the  instructions  on the screen, using your proxy ballot as a guide.

Who is entitled to vote and how are votes counted?

     Shareholders  of record of Growth Fund at the close of business on July 25,
2007 (the "Record  Date") will be entitled to vote at the  Meeting.  On July 25,
2007, there were 37,946,457.92  outstanding shares of Growth Fund, consisting of
29,618,201.163 Class A shares, 4,446,197.984 Class B shares, 2,362,536.469 Class
C shares,  457,714.619  Class N shares and  1,061,807.685  Class Y shares.  Each shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional share of Growth Fund held on the Record Date.

     The   individuals   named  as  proxies  on  the  proxy  ballots  (or  their
substitutes)  will vote  according  to your  directions  if your proxy ballot is received and properly  executed,  or in  accordance  with the  instructions  you provide if you vote by  telephone,  internet  or mail.  You may direct the proxy holders to vote your  shares on the  proposal by checking  the  appropriate  box
"FOR" or "AGAINST", or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

     The  presence in person or by proxy of a majority of Growth  Fund's  shares outstanding  and entitled to vote  constitutes  a quorum.  Shares whose  proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for the Proposal. However, because of the need to obtain a vote of a majority of the shares  outstanding  and  entitled to vote,  abstentions  will have the same effect as a vote  "against"  the  Proposal.  In the  absence  of a  quorum,  the shareholders  present or  represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer than six months from the date of the meeting without further notice.

     The affirmative  vote of the holders of a majority (as that term is defined in the  Investment  Company  Act) of the shares of Growth Fund  outstanding  and entitled to vote is necessary to approve the  Reorganization  Agreement  and the transactions  contemplated  thereby.  Under the  Investment  Company Act, such a
"majority"  vote is defined  as the vote of the  holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder  meeting, if the  holders  of  more  than  50% of  the  outstanding  shares  are  present  or represented  by  proxy,  or more  than 50% of the  outstanding  shares.  Capital
Appreciation Fund shareholders do not vote on the Reorganization.

     In absence of a quorum or if a quorum is present  but  sufficient  votes to approve the Proposal  are not  received by the date of the Meeting,  the persons named in the enclosed proxy (or their  substitutes)  may propose and approve one or more  adjournments of the Meeting to permit further  solicitation of proxies.
All such  adjournments  will require the  affirmative  vote of a majority of the shares  present  in  person  or by proxy at the  session  of the  Meeting  to be adjourned.  The  persons  named  as  proxies  on the  proxy  ballots  (or  their substitutes)  will vote the  Shares  present  in  person or by proxy  (including broker  non-votes  and  abstentions)  in  favor of such an  adjournment  if they determine  additional  solicitation  is  warranted  and in the  interests of the
Funds' shareholders.

Solicitation of Proxies

     Broker-dealer firms, banks, custodians,  nominees and other fiduciaries may be  required to forward  soliciting  material  to the  beneficial  owners of the shares of record on behalf of Growth  Fund and to obtain  authorization  for the execution of proxies. For those services,  they will be reimbursed by the Growth
Fund for  their  reasonable  expenses  incurred  in  connection  with the  proxy solicitation to the extent the Fund would have directly borne those expenses.

     In addition to  solicitations  by mail,  solicitations  may be conducted by telephone or email including by a proxy solicitation firm hired at Growth Fund's expense.  It is expected  that a proxy  solicitation  firm will be hired.  It is estimated  that the cost to Growth  Fund of engaging a proxy  solicitation  firm would not exceed $115,845,  plus any additional costs which would be incurred in connection with contacting  those  shareholders who have not voted, in the event of a need  for  re-solicitation  of  votes.  These  costs  are  included  in the estimated  total merger  related  costs  discussed  earlier.  Currently,  if the
Manager determines to retain the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates  retaining The Altman Group, Inc. Any proxy solicitation firm engaged by the Fund, among other things, will be: (i) required to maintain the confidentiality of all shareholder information;  (ii) prohibited from selling or otherwise disclosing shareholder information to any third party;
and (iii) required to comply with applicable telemarketing laws.

o Voting By  Broker-Dealers.  Shares owned of record by broker-dealers  (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers.
If no instructions are received,  the broker-dealer  does not have discretionary power  ("broker  non-vote") to vote such street  account  shares on the Proposal under applicable  stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of  determining a quorum nor will they be counted as votes "for" or "against" the Proposal. Beneficial owners of street account  shares  cannot vote at the meeting.  Only record owners may vote at the meeting.

o Voting by the Trustee for  OppenheimerFunds-Sponsored  Retirement  Plans.
Shares held in  OppenheimerFunds-sponsored  retirement  accounts for which votes are not received as of the last  business day before the Meeting  Date,  will be voted by the trustee  for such  accounts  in the same  proportion  as Shares for which voting  instructions  from the Fund's other  shareholders have been timely received.

Revoking a Proxy

     You may  revoke  a  previously  granted  proxy  at any  time  before  it is exercised by: (1)  delivering a written  notice to the Fund  expressly  revoking your  proxy,  (2)  signing  and  sending to the Fund a  later-dated  proxy,  (3)
telephone  or internet or (4)  attending  the Meeting and casting  your votes in person  if you are a record  owner.  Please be  advised  that the  deadline  for revoking your proxy by telephone or the internet is 3:00 p.m.,  Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

     The Board of  Trustees  of Growth Fund does not intend to bring any matters before the Meeting other than those  described in this combined  Prospectus  and
Proxy Statement. Neither the Board nor the Manager is aware of any other matters to be brought before the Meeting by others. Matters not known at the time of the solicitation  may come  before  the  Meeting.  The  proxy as  solicited  confers discretionary  authority  with respect to such matters that might  properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as  attorneys-in-fact  in the proxy (or their substitutes)  to vote the  proxy  in  accordance  with  their  judgment  on such matters.

Shareholder Proposals. The Funds are not required and do not intend to hold shareholder meetings on a regular basis. Special meetings of shareholders may be called  from  time to time by  either a Fund or the  shareholders  (for  certain matters and under  special  conditions  described  in the Funds'  Statements  of
Additional Information). Under the proxy rules of the SEC, shareholder proposals that meet certain  conditions may be included in a fund's proxy  statement for a particular meeting.  Those rules currently require that for future meetings, the shareholder  must be a record or beneficial owner of Fund shares either (i) with a value of at least $2,000 or (ii) in an amount  representing at least 1% of the
Fund's securities to be voted, at the time the proposal is submitted and for one year prior  thereto,  and must  continue to own such shares  through the date on which the meeting is held. Another  requirement relates to the timely receipt by a Fund of any such  proposal.  Under  those  rules,  a  proposal  must have been submitted a  reasonable  time before the Fund began to print and mail this Proxy
Statement in order to be included in this Proxy Statement.  A proposal submitted for inclusion in a Fund's proxy material for the next special  meeting after the meeting to which this Proxy  Statement  relates  must be  received by the Fund a reasonable time before the Fund begins to print and mail the proxy materials for that  meeting.  Notice of  shareholder  proposals to be presented at the Meeting must have been received  within a reasonable  time before the Fund began to mail this  Proxy  Statement.  The fact  that  the Fund  receives  a  proposal  from a qualified  shareholder  in a timely  manner does not ensure its inclusion in the proxy materials because there are other  requirements  under the proxy rules for such inclusion.

o  Shareholder  Communications  to the  Board.  Shareholders  who desire to communicate  generally with the Board should address their correspondence to the
Board of Trustees of the applicable Fund and may submit their  correspondence by mail to the Fund at 6803  South  Tucson  Way,  Centennial,  CO 80112,  attention
Secretary of the Fund;  and if the  correspondence  is intended for a particular
Trustee, the shareholder should so indicate.

                            ADDITIONAL INFORMATION ABOUT THE FUNDS

     Both  Funds also file  proxy  materials,  proxy  voting  reports  and other information  with the SEC in accordance with the  informational  requirements of the Securities  and Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be inspected  and copied at: the SEC's Public  Reference  Room in
Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR  database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by  electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

     To avoid sending  duplicate  copies of materials to  households,  the Funds mail only one copy of each report to shareholders  having the same last name and address on the Funds'  records.  The  consolidation  of these  mailings,  called householding,  benefits the Funds through reduced mailing expenses.  If you want to receive  multiple  copies of these  materials or request  householding in the future, you may call the Transfer Agent at  1.800.647.7374.  You may also notify the  Transfer  Agent in writing at 6803 South Tucson Way,  Centennial,  Colorado
80112.  Individual copies of prospectuses and reports will be sent to you within
30 days after the Transfer Agent receives your request to stop householding.

Principal Shareholders

     As of July 25, 2007,  the officers and Directors of Growth Fund as a group, and  of  Capital  Appreciation  Fund  as a  group,  owned  less  than  1% of the outstanding  voting shares of any class of their respective Fund. As of July 25,
2007,  the only  persons  who owned of record  or were  known by Growth  Fund or
Capital  Appreciation  Fund to own  beneficially  5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

                                          EXHIBITS TO THE COMBINED
                                       PROSPECTUS AND PROXY STATEMENT

Exhibits

     A. Agreement and Plan of Reorganization between Oppenheimer Growth Fund and
Oppenheimer Capital Appreciation Fund

     B. Principal Shareholders

     C. Management's Discussion of Capital Appreciation Fund's Performance

                                                                   EXHIBIT A

                            AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of July 25,
2007, by and between  Oppenheimer  Growth Fund ("Growth  Fund"), a Massachusetts
business trust and Oppenheimer Capital Appreciation Fund ("Capital  Appreciation
Fund"), a Massachusetts business trust.

     WHEREAS,  the  parties  are  each  open-end  investment  companies  of  the management type; and

     WHEREAS,  the  parties  hereto  desire to  provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the "Code"),  of Growth Fund through the  acquisition  by Capital  Appreciation
Fund of  substantially  all of the  assets of Growth  Fund in  exchange  for the voting  shares of beneficial  interest  ("shares") of Class A, Class B, Class C,
Class N and Class Y shares of Capital  Appreciation  Fund and the  assumption by
Capital  Appreciation Fund of certain liabilities of Growth Fund, which Class A,
Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund are to be  distributed  by  Growth  Fund  pro  rata  to its  shareholders  in  complete liquidation of Growth Fund and complete cancellation of its shares;

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.  The  parties   hereto   hereby  adopt  this   Agreement   and  Plan  of
Reorganization  (the  "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the  acquisition  by Capital
Appreciation  Fund of substantially all of the assets of Growth Fund in exchange for  Class  A,  Class  B,  Class  C,  Class N and  Class  Y  shares  of  Capital
Appreciation  Fund and the  assumption by Capital  Appreciation  Fund of certain liabilities of Growth Fund,  followed by the distribution of such Class A, Class
B, Class C, Class N and Class Y shares of Capital Appreciation Fund to the Class
A, Class B, Class C, Class N and Class Y shareholders of Growth Fund in exchange for their Class A, Class B, Class C, Class N and Class Y shares of Growth  Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

     The share transfer  books of Growth Fund will be permanently  closed at the close of  business  on the  Valuation  Date (as  hereinafter  defined)  and only redemption requests received in proper form on or prior to the close of business on the  Valuation  Date shall be fulfilled by Growth Fund;  redemption  requests received  by Growth  Fund after that date shall be treated as  requests  for the redemption of the shares of Capital  Appreciation  Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

     2. On the  Closing  Date (as  hereinafter  defined),  all of the  assets of
Growth Fund on that date,  excluding a cash reserve  (the "Cash  Reserve") to be retained  by Growth Fund  sufficient  in its  discretion  for the payment of the expenses of Growth Fund's dissolution and its liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be  delivered  as  provided in
Section 8 to Capital  Appreciation Fund, in exchange for and against delivery to
Growth Fund on the Closing  Date of a number of Class A, Class B, Class C, Class
N and Class Y shares of Capital Appreciation Fund, having an aggregate net asset value  equal to the  value of the  assets  of  Growth  Fund so  transferred  and delivered.

     3. The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares of Capital  Appreciation  Fund and the value of the assets of Growth Fund to be  transferred  shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date. The computation of the net asset  value of the  Class A,  Class B,  Class C,  Class N and Class Y shares of
Capital Appreciation Fund and the Class A, Class B, Class C, Class N and Class Y
shares of Growth Fund shall be done in the manner  used by Capital  Appreciation
Fund and Growth Fund,  respectively,  in the computation of such net asset value per share as set forth in their  respective  prospectuses.  The methods  used by
Capital  Appreciation Fund in such computation shall be applied to the valuation of the assets of Growth Fund to be transferred to Capital Appreciation Fund.

     Growth Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends,  would have the effect of  distributing  to Growth  Fund's  shareholders  all of Growth
Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any dividends paid) and all of its net capital  gain,  if any,  realized in taxable years ending on or prior to the
Closing Date (after reduction for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"),  6803 S. Tucson Way,  Centennial,  CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing
Date"). The business day preceding the Closing Date is herein referred to as the
"Valuation Date."

     In the event that on the Valuation  Date either party has,  pursuant to the
Investment Company Act of 1940, as amended (the "Act"), or any rule,  regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore,  the Closing  Date shall be  postponed  until the first  business day after the date when both parties have ceased such  suspension  or  postponement;
provided,  however,  that if such  suspension  shall continue for a period of 60 days beyond the Valuation  Date,  then the other party to the Agreement shall be permitted to terminate the Agreement  without liability to either party for such termination.

     5. In conjunction  with the Closing,  Growth Fund shall distribute on a pro rata basis to the  shareholders of Growth Fund as of the Valuation Date Class A,
Class B,  Class C,  Class N and  Class Y shares  of  Capital  Appreciation  Fund received by Growth Fund on the Closing Date in exchange for the assets of Growth
Fund in complete liquidation of Growth Fund; for the purpose of the distribution by  Growth  Fund of Class A,  Class B,  Class C,  Class N and  Class Y shares of
Capital  Appreciation Fund to Growth Fund's  shareholders,  Capital Appreciation
Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation
Fund on the books of Capital  Appreciation  Fund to each Class A, Class B, Class
C, Class N and Class Y shareholder of Growth Fund in accordance with a list (the
"Shareholder  List") of Growth Fund shareholders  received from Growth Fund; and
(b)  confirm  an  appropriate  number of Class A,  Class B, Class C, Class N and
Class Y shares of Capital  Appreciation  Fund to each Class A, Class B, Class C,
Class N and Class Y shareholder of Growth Fund.

     The  Shareholder  List shall  indicate,  as of the close of business on the
Valuation  Date,  the name and  address  of each  shareholder  of  Growth  Fund, indicating  his  or  her  share  balance.  Growth  Fund  agrees  to  supply  the
Shareholder List to Capital  Appreciation  Fund not later than the Closing Date.
Shareholders of Growth Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization.  After the Closing Date,  however, it will be necessary for such shareholders  to surrender their  certificates  in order to redeem,  transfer or pledge the shares of Capital Appreciation Fund which they received.

     6. Within one year after the Closing Date, Growth Fund shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b)
either  (i)  transfer  any  remaining  amount  of the Cash  Reserve  to  Capital
Appreciation Fund, if such remaining amount (as reduced by the estimated cost of distributing  it to  shareholders)  is not material  (as defined  below) or (ii)
distribute  such  remaining  amount to the  shareholders  of Growth  Fund on the
Valuation  Date.  Such  remaining  amount  shall be deemed to be material if the amount to be  distributed,  after  deduction  of the  estimated  expenses of the distribution, equals or exceeds one cent per share of Growth Fund outstanding on the Valuation Date.

     7. Prior to the Closing Date,  Growth Fund's portfolio shall be analyzed to ensure that the requisite  percentage of Growth Fund's  portfolio  meets Capital
Appreciation  Fund's  investment  policies and  restrictions so that,  after the
Closing,  Capital  Appreciation  Fund  will  be in  compliance  with  all of its investment policies and restrictions.  At the Closing, Growth Fund shall deliver to Capital  Appreciation  Fund two copies of a list setting forth the securities then owned by Growth Fund. Promptly after the Closing, Growth Fund shall provide
Capital Appreciation Fund a list setting forth the respective federal income tax bases thereof.

     8.  Portfolio   securities  or  written  evidence   acceptable  to  Capital
Appreciation Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other  depository  approved by Growth  Fund  pursuant  to Rule 17f-4 and Rule  17f-5  under the Act shall be endorsed and delivered,  or  transferred  by appropriate  transfer or assignment documents,  by Growth Fund on the Closing Date to Capital  Appreciation Fund, or
at its  direction,  to its  custodian  bank, in proper form for transfer in such condition as to constitute  good delivery  thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer  stamps,  if any. The cash  delivered  shall be in the form of  certified  or bank  cashiers'
checks or by bank wire or  intra-bank  transfer  payable to the order of Capital
Appreciation Fund for the account of Capital  Appreciation  Fund. Class A, Class
B, Class C, Class N and Class Y shares of Capital Appreciation Fund representing the  number of Class A,  Class B, Class C, Class N and Class Y shares of Capital
Appreciation Fund being delivered against the assets of Growth Fund,  registered in the name of Growth Fund,  shall be  transferred to Growth Fund on the Closing
Date. Such shares shall thereupon be assigned by Growth Fund to its shareholders so that the shares of Capital  Appreciation  Fund may be distributed as provided in Section 5.

     If, at the Closing Date,  Growth Fund is unable to make delivery under this
Section 8 to Capital  Appreciation  Fund of any of its  portfolio  securities or cash for the reason that any of such securities purchased by Growth Fund, or the cash proceeds of a sale of portfolio securities,  prior to the Closing Date have not yet been  delivered  to it or Growth  Fund's  custodian,  then the  delivery requirements  of this Section 8 with respect to said  undelivered  securities or cash will be waived and Growth Fund will deliver to Capital Appreciation Fund by or on the  Closing  Date with  respect to said  undelivered  securities  or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Capital  Appreciation Fund,  together with such other documents, including  a due  bill or due  bills  and  brokers'  confirmation  slips  as may reasonably be required by Capital Appreciation Fund.

     9. Capital  Appreciation Fund shall not assume the liabilities  (except for portfolio  securities  purchased  which  have not  settled  and for  shareholder redemption  and dividend  checks  outstanding)  of Growth Fund,  but Growth Fund will, nevertheless,  use its best efforts to discharge all known liabilities, so far as may be  possible,  prior to the Closing  Date.  The cost of printing  and mailing the proxies and proxy  statements  will be borne by Growth Fund.  Growth
Fund and Capital  Appreciation  Fund will bear the cost of their  respective tax opinion. Any documents such as existing  prospectuses or annual reports that are included in that mailing will be a cost of the Fund  issuing the  document.  Any other  out-of-pocket  expenses  of Capital  Appreciation  Fund and  Growth  Fund associated with this  reorganization,  including legal,  accounting and transfer agent  expenses,  will be borne by Growth  Fund and Capital  Appreciation  Fund, respectively, in the amounts so incurred by each.

     10. The obligations of Capital Appreciation Fund hereunder shall be subject to the following conditions:

     A. The Board of Trustees of Growth Fund shall have authorized the execution of the Agreement,  and the  shareholders  of Growth Fund shall have approved the
Agreement and the transactions  contemplated  hereby, and Growth Fund shall have furnished  to Capital  Appreciation  Fund copies of  resolutions  to that effect certified by the  Secretary  or the  Assistant  Secretary  of Growth Fund;  such shareholder  approval  shall have been by the  affirmative  vote required by the
Massachusetts  Law and its charter documents at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

     B. Capital Appreciation Fund shall have received an opinion dated as of the
Closing Date from counsel to Growth Fund,  to the effect that (i) Growth Fund is a business trust duly organized, validly existing and in good standing under the laws of the State of  Massachusetts  with full corporate  powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;
and (ii) that all  action  necessary  to make the  Agreement,  according  to its
terms,  valid,   binding  and  enforceable  on  Growth  Fund  and  to  authorize effectively  the  transactions  contemplated by the Agreement have been taken by
Growth Fund. Massachusetts counsel may be relied upon for this opinion.

     C. The representations and warranties of Growth Fund contained herein shall be true and correct at and as of the Closing Date, and Capital Appreciation Fund
shall  have  been  furnished  with a  certificate  of the  President,  or a Vice
President,  or the Secretary or the Assistant  Secretary or the Treasurer or the
Assistant  Treasurer  of Growth  Fund,  dated as of the  Closing  Date,  to that effect.

     D. On the  Closing  Date,  Growth  Fund  shall  have  furnished  to Capital
Appreciation  Fund a  certificate  of the  Treasurer or  Assistant  Treasurer of
Growth Fund as to the amount of the capital loss  carry-over  and net unrealized appreciation  or  depreciation,  if any,  with  respect to Growth Fund as of the
Closing Date.

     E. The Cash  Reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets, of Growth Fund at the close of business on the Valuation Date.

     F. A Registration Statement on Form N-14 filed by Capital Appreciation Fund under the  Securities  Act of 1933,  as amended (the "1933  Act"),  containing a preliminary  form of the Proxy  Statement  and  Prospectus,  shall  have  become effective under the 1933 Act.

     G. On the Closing  Date,  Capital  Appreciation  Fund shall have received a letter from a senior officer in the Legal Department of  OppenheimerFunds,  Inc.
acceptable to Capital Appreciation Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing
Date there were any material,  actual or contingent  liabilities  of Growth Fund arising out of litigation brought against Growth Fund or claims asserted against it,  or  pending  or to the best of his or her  knowledge  threatened  claims or litigation not reflected in or apparent from the most recent  audited  financial
statements   and  footnotes   thereto  of  Growth  Fund   delivered  to  Capital
Appreciation  Fund.  Such letter may also  include  such  additional  statements relating  to the scope of the  review  conducted  by such  person and his or her
responsibilities   and   liabilities   as  are  not   unreasonable   under   the
circumstances.

     H. Capital  Appreciation  Fund shall have received an opinion,  dated as of the Closing Date, of Mayer,  Brown,  Rowe and Maw LLP, to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

     I. Capital  Appreciation Fund shall have received at the Closing all of the assets of Growth Fund to be conveyed  hereunder,  which assets shall be free and
clear  of  all  liens,  encumbrances,   security  interests,   restrictions  and
limitations whatsoever.

     11.  The  obligations  of Growth  Fund  hereunder  shall be  subject to the following conditions:

     A. The Board of Trustees of Capital Appreciation Fund shall have authorized the execution of the Agreement,  and the transactions  contemplated thereby, and
Capital  Appreciation  Fund  shall  have  furnished  to  Growth  Fund  copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Capital Appreciation Fund.

     B. Growth  Fund's  shareholders  shall have  approved the Agreement and the transactions  contemplated  hereby,  by an  affirmative  vote  required  by  the
Massachusetts Law and its charter documents and Growth Fund shall have furnished
Capital  Appreciation Fund copies of resolutions to that effect certified by the
Secretary or an Assistant Secretary of Growth Fund.

     C. Growth Fund shall have  received an opinion dated as of the Closing Date from  counsel to Capital  Appreciation  Fund,  to the  effect  that (i)  Capital
Appreciation  Fund is a business trust duly organized,  validly  existing and in good standing  under the laws of the  Commonwealth  of  Massachusetts  with full powers to carry on its  business as then being  conducted  and to enter into and perform  the  Agreement;  (ii) all  actions  necessary  to make  the  Agreement, according to its terms, valid, binding and enforceable upon Capital Appreciation
Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Capital  Appreciation  Fund,  and (iii) the shares of Capital
Appreciation  Fund to be issued  hereunder are duly  authorized  and when issued will be validly issued, fully-paid and non-assessable, except as set forth under
"Shareholder and Trustee Liability" in Capital  Appreciation Fund's Statement of
Additional  Information.  Massachusetts  counsel  may be  relied  upon  for this opinion.

     D.  The  representations  and  warranties  of  Capital   Appreciation  Fund
contained  herein shall be true and correct at and as of the Closing  Date,  and
Growth Fund shall have been furnished  with a certificate  of the  President,  a
Vice  President or the Secretary or the Assistant  Secretary or the Treasurer or
the  Assistant  Treasurer  of the Trust to that  effect  dated as of the Closing
Date.

     E. Growth Fund shall have received an opinion of Mayer,  Brown,  Rowe &
Maw, LLP to the effect that the federal tax consequences of the transaction,  if carried out in the manner  outlined in the Agreement and in accordance  with (i)
Growth  Fund's  representation  that there is no plan or intention by any Growth
Fund shareholder who owns 5% or more of Growth Fund's outstanding  shares,  and, to Growth  Fund's best  knowledge,  there is no plan or intention on the part of the remaining Growth Fund shareholders,  to redeem,  sell, exchange or otherwise dispose  of a  number  of  Capital  Appreciation  Fund  shares  received  in the transaction  that would reduce  Growth Fund  shareholders'  ownership of Capital
Appreciation Fund shares to a number of shares having a value, as of the Closing
Date,  of less than 50% of the value of all of the formerly  outstanding  Growth
Fund shares as of the same date, and (ii) the  representation  by each of Growth
Fund and Capital Appreciation Fund that, as of the Closing Date, Growth Fund and
Capital  Appreciation Fund should qualify as regulated  investment  companies or should meet the  diversification  test of Section  368(a)(2)(F)(ii) of the Code, will be as follows:

     a. The  transactions  contemplated  by the  Agreement  should  qualify as a tax-free  "reorganization"  within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     b.  Growth  Fund and Capital  Appreciation  Fund  should each  qualify as a
"party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

     c. No gain or loss should be recognized by the  shareholders of Growth Fund upon the  distribution  of Class A, Class B, Class C, Class N and Class Y shares of  beneficial  interest in Capital  Appreciation  Fund to the  shareholders  of
Growth Fund pursuant to Section 354 of the Code.

     d. Under Section 361(a) of the Code no gain or loss should be recognized by
Growth  Fund by  reason  of the  transfer  of  substantially  all its  assets in exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Capital
Appreciation Fund.

     e. Under  Section 1032 of the Code no gain or loss should be  recognized by
Capital  Appreciation  Fund by reason of the  transfer of  substantially  all of
Growth  Fund's  assets in  exchange  for Class A,  Class B, Class C, Class N and
Class Y shares of Capital  Appreciation  Fund and  Capital  Appreciation  Fund's
assumption of certain liabilities of Growth Fund.

     f. The  shareholders  of  Growth  Fund  should  have the same tax basis and holding  period for the Class A, Class B, Class C, Class N and Class Y shares of beneficial  interest in Capital  Appreciation Fund that they receive as they had for Growth Fund shares that they previously held, pursuant to Section 358(a) and
1223(1), respectively, of the Code.

     g. The securities  transferred by Growth Fund to Capital  Appreciation Fund should  have the same tax basis  and  holding  period  in the  hands of  Capital
Appreciation  Fund as they had for Growth Fund,  pursuant to Section  362(b) and
1223(1), respectively, of the Code.

     F. The Cash  Reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets, of Growth Fund at the close of business on the Valuation Date.

     G. A Registration Statement on Form N-14 filed by Capital Appreciation Fund under the 1933 Act,  containing a  preliminary  form of the Proxy  Statement and
Prospectus, shall have become effective under the 1933 Act.

     H. On the Closing  Date,  Growth  Fund shall have  received a letter from a senior officer in the Legal Department of  OppenheimerFunds,  Inc. acceptable to
Growth Fund,  stating that nothing has come to his or her attention which in his or her  judgment  would  indicate  that as of the  Closing  Date  there were any material,  actual or contingent liabilities of Capital Appreciation Fund arising out of litigation  brought against Capital  Appreciation Fund or claims asserted against  it,  or  pending  or, to the best of his or her  knowledge,  threatened claims or  litigation  not  reflected in or apparent by the most recent  audited
financial   statements  and  footnotes  thereto  of  Capital  Appreciation  Fund delivered  to  Growth  Fund.  Such  letter  may  also  include  such  additional statements  relating to the scope of the review conducted by such person and his or her  responsibilities  and  liabilities  as are not  unreasonable  under  the circumstances.

     I. Growth Fund shall acknowledge  receipt of the Class A, Class B, Class C,
Class N and Class Y shares of Capital Appreciation Fund.

     12. Growth Fund hereby represents and warrants that:

     A. The audited  financial  statements  of Growth Fund as of August 31, 2006 and unaudited financial  statements as of February 28, 2007 heretofore furnished to Capital Appreciation Fund, present fairly the financial position,  results of operations,  and  changes  in net  assets of  Growth  Fund as of that  date,  in conformity  with generally  accepted  accounting  principles  applied on a basis consistent  with the preceding year; and that from February 28, 2007 through the date hereof there have not been, and through the Closing Date there will not be, any material  adverse  change in the  business or financial  condition of Growth
Fund,  it being  agreed  that a  decrease  in the size of  Growth  Fund due to a diminution in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

     B.  Contingent  upon  approval  of  the  Agreement  and  the   transactions
contemplated thereby by Growth Fund's shareholders, Growth Fund has authority to transfer  all of the assets of Growth  Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,   restrictions  and
limitations whatsoever;

     C. The Prospectus, as amended and supplemented,  contained in Growth Fund's
Registration  Statement  under the 1933 Act,  as amended,  is true,  correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein not  misleading.
The Registration Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading;

     D. There is no material contingent liability of Growth Fund and no material claim and no material legal,  administrative or other proceedings pending or, to the knowledge of Growth Fund,  threatened  against Growth Fund, not reflected in such Prospectus;

     E. Except for the Agreement, there are no material contracts outstanding to which  Growth  Fund is a party  other than those  ordinary in the conduct of its business;

     F. Growth Fund is a Massachusetts  business trust duly  organized,  validly existing and in good standing under the laws of the State of Massachusetts;  and has all necessary and material  Federal and state  authorizations  to own all of its assets and to carry on its business as now being conducted;  and Growth Fund that is  duly  registered  under  the Act and  such  registration  has not  been rescinded or revoked and is in full force and effect;

     G. All Federal and other tax returns and reports of Growth Fund required by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been made for the  payment  thereof  and to the best of the  knowledge  of Growth Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

     H.  Growth  Fund has  elected  that  Growth  Fund be treated as a regulated investment company and, for each fiscal year of its operations,  Growth Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a  regulated  investment  company  and  Growth  Fund  intends  to  meet  such requirements with respect to its current taxable year.

     13. Capital Appreciation Fund hereby represents and warrants that:

     A. The audited  financial  statements  of Capital  Appreciation  Fund as of
August 31, 2006 and  unaudited  financial  statements  as of  February  28, 2007 heretofore  furnished to Growth Fund,  present  fairly the  financial  position, results of operations,  and changes in net assets of Capital  Appreciation Fund, as of that date, in conformity  with generally  accepted  accounting  principles applied on a basis  consistent  with the preceding  year; and that from February
28, 2007  through the date hereof  there have not been,  and through the Closing
Date  there  will not be,  any  material  adverse  changes  in the  business  or financial  condition of Capital  Appreciation  Fund, it being  understood that a decrease in the size of Capital  Appreciation  Fund due to a  diminution  in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

     B. The  Prospectus,  as  amended  and  supplemented,  contained  in Capital
Appreciation Fund's Registration  Statement under the 1933 Act, is true, correct and complete,  conforms to the requirements of the 1933 Act and does not contain any  untrue  statement  of a  material  fact or omit to  state a  material  fact required to be stated  therein or necessary to make the  statements  therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing  of the  last  Post-Effective  Amendment,  true,  correct  and  complete, conformed  to the  requirements  of the 1933 Act and did not  contain any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements therein not misleading;

     C. Except for this Agreement,  there is no material contingent liability of
Capital  Appreciation  Fund  and  no  material  claim  and  no  material  legal, administrative  or other  proceedings  pending or, to the  knowledge  of Capital
Appreciation Fund,  threatened against Capital  Appreciation Fund, not reflected in such Prospectus;

     D.  There  are  no  material   contracts   outstanding   to  which  Capital
Appreciation  Fund is a party  other than those  ordinary  in the conduct of its business;

     E. Capital  Appreciation  Fund is a business trust duly organized,  validly
existing  and  in  good  standing  under  the  laws  of  the   Commonwealth   of
Massachusetts;  Capital Appreciation Fund has all necessary and material Federal and state  authorizations  to own all its  properties and assets and to carry on its business as now being conducted;  the Class A, Class B, Class C, Class N and
Class Y shares of  Capital  Appreciation  Fund  which it  issues to Growth  Fund pursuant to the Agreement will be duly  authorized,  validly issued,  fully-paid and  non-assessable,  except  as set  forth  under  "Shareholder  &  Trustee
Liability" in Capital  Appreciation Fund's Statement of Additional  Information,
will conform to the description thereof contained in Capital Appreciation Fund's
Registration Statement and will be duly registered under the 1933 Act and in the states where  registration is required;  and Capital  Appreciation  Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

     F. All federal  and other tax  returns and reports of Capital  Appreciation
Fund  required  by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been  made for the  payment  thereof  and to the best of the  knowledge  of
Capital  Appreciation  Fund,  no such  return is  currently  under  audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Capital  Appreciation Fund ended
September 30, 2006 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

     G.  Capital  Appreciation  Fund has  elected to be  treated as a  regulated investment  company  and,  for  each  fiscal  year  of its  operations,  Capital
Appreciation  Fund  has met the  requirements  of  Subchapter  M of the Code for qualification  and  treatment  as a  regulated  investment  company  and Capital
Appreciation  Fund intends to meet such requirements with respect to its current taxable year;

     H. Capital Appreciation Fund has no plan or intention (i) to dispose of any of the assets  transferred by Growth Fund,  other than in the ordinary course of business,  or (ii) to redeem or reacquire  any of the Class A, Class B, Class C,
Class  N and  Class Y  shares  issued  by it in the  reorganization  other  than pursuant to valid requests of shareholders; and

     I. After  consummation of the  transactions  contemplated by the Agreement,
Capital  Appreciation  Fund intends to operate its  business in a  substantially unchanged manner.

     14. Each party hereby  represents to the other that no broker or finder has been  employed  by  it  with  respect  to  the  Agreement  or  the  transactions contemplated  hereby.  Each party also represents and warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material  fact or omit to state a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will present the information shown fairly in accordance with generally accepted accounting  principles applied on a basis  consistent  with the  preceding  year.  Each  party also  represents  and warrants to the other that the Agreement is valid,  binding and  enforceable  in accordance  with its terms and that the execution,  delivery and  performance of the Agreement  will not result in any violation of, or be in conflict  with, any provision of any charter,  by-laws,  contract,  agreement,  judgment,  decree or order to which it is  subject  or to which it is a party.  Capital  Appreciation
Fund  hereby  represents  to  and  covenants  with  Growth  Fund  that,  if  the reorganization  becomes  effective,  Capital  Appreciation  Fund will treat each shareholder  of Growth  Fund who  received  any of Capital  Appreciation  Fund's shares as a result of the  reorganization  as having  made the  minimum  initial purchase of shares of Capital Appreciation Fund received by such shareholder for the purpose of making additional  investments in shares of Capital  Appreciation
Fund,  regardless  of the  value of the  shares  of  Capital  Appreciation  Fund received.

     15.  Capital  Appreciation  Fund  agrees  that it will  prepare  and file a
Registration  Statement  on Form N-14 under the 1933 Act which  shall  contain a preliminary  form of proxy  statement and  prospectus  contemplated  by Rule 145 under the 1933 Act. The final form of such proxy  statement  and  prospectus  is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees  that it will use its best  efforts to have such  Registration  Statement declared  effective  and  to  supply  such  information  concerning  itself  for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this  connection.  Growth Fund covenants and agrees to liquidate and dissolve under the laws of the State of Massachusetts,  following the Closing,  and, upon
Closing, to cause the cancellation of its outstanding shares.

     16. The  obligations of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no  liability  for  damages  or  other  recourse  available  to a  party  not so terminating this Agreement,  provided,  however,  that in the event that a party
shall  terminate  this  Agreement   without   reasonable  cause,  the  party  so
terminating  shall, upon demand,  reimburse the party not so terminating for all expenses,  including  reasonable  out-of-pocket  expenses  and fees  incurred in connection with this Agreement.

     17. The  Agreement may be executed in several  counterparts,  each of which shall be deemed  an  original,  but all  taken  together  shall  constitute  one
Agreement.  The rights and  obligations  of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous  agreements and representations are merged into the Agreement,  which  constitutes the entire contract  between the parties hereto.  No  amendment or  modification  hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived  any  provision  herein  for its  benefit  unless it  executes  a written acknowledgment of such waiver.

     19. Capital  Appreciation  Fund  understands that the obligations of Growth
Fund under the  Agreement  are not binding  upon any Trustee or  shareholder  of
Growth Fund  personally,  but bind only Growth Fund and Growth Fund's  property.
Capital Appreciation Fund represents that it has notice of the provisions of the
Declaration  of  Trust  of  Growth  Fund  disclaiming  shareholder  and  trustee liability for acts or obligations of Growth Fund.

     20. Growth Fund  understands  that the obligations of Capital  Appreciation
Fund under the  Agreement  are not binding  upon any trustee or  shareholder  of
Capital  Appreciation Fund personally,  but bind only Capital  Appreciation Fund and Capital  Appreciation  Fund's  property.  Growth Fund represents that it has notice of the  provisions of the  Declaration  of Trust of Capital  Appreciation
Fund  disclaiming  shareholder and trustee  liability for acts or obligations of
Capital Appreciation Fund.

     IN WITNESS  WHEREOF,  each of the  parties has caused the  Agreement  to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                                            OPPENHEIMER GROWTH FUND

                                            By:      /s/ Robert G. Zack
                                                     Robert G. Zack
                                                     Secretary

                                          OPPENHEIMER CAPITAL APPRECIATION FUND

                                            By:      /s/ Robert G. Zack
                                                     Robert G. Zack
                                                     Secretary

                                                                     EXHIBIT B

                                         PRINCIPAL SHAREHOLDERS

     Principal  Shareholders  of  Growth  Fund.  As of June 30,  2007,  the only persons who owned of record or were known by Growth Fund to own  beneficially 5%
or more of any class of the outstanding shares of Growth Fund were:

     Orchard Trust Company LLC, FBO Oppen RecordkeeperPro, 8515 E. Orchard Road,
Greenwood Village,  CO 80111-5002,  which owned 44,676.101 Class N shares (9.76%
of the Class N shares then outstanding).

     Mass Mutual Life Insurance Co, Separate  Investment  Acct, Attn: N225, 1295
State Street,  Springfield,  MA 01111-0001, who owned 840,111.162 Class Y shares
(79.12%of the then outstanding Class Y shares).

     Taynik &  Co, C/O Investors  Bank &  Trust,  FPG90,  P.O. Box 9130,
Boston,  MA 02117-9130,  which owned  191,521.914  Class Y shares (18.03% of the then outstanding Class Y shares).

     Principal  Shareholders of Capital  Appreciation Fund. As of July 25, 2007,
the only persons who owned of record or were known by Capital  Appreciation Fund to own beneficially 5% or more of any class of the outstanding shares of Capital
Appreciation Fund were:

     MLPF&S  for the sole  benefit  of its  customers,  Attn.  Fund  Admin.,
#98756, 4800 Deer Lake Dr. E. Floor 3, Jacksonville,  FL 32246-6484, which owned
8,212,067.012 Class A shares (7.60% of the Class A shares then outstanding).

     Great-West Life & Annuity Insurance Company,  Attn. Mutual Fund Trading
2T2,  8515  E.  Orchard  Rd.,  Greenwood  Village,  CO  80111-500,  which  owned
7,055,410.988 Class A shares (6.53% of the Class A shares then outstanding).

     MLPF&S  for the sole  benefit  of its  customers,  Attn.  Fund  Admin.,
#97C27, 4800 Deer Lake Dr. E. Floor 3, Jacksonville,  FL 32246-6484, which owned
1,799,340.031 Class C shares (11.82% of the Class C shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn. Fund Admin.,  4800
Deer Lake Dr. E. Floor 3, Jacksonville,  FL 32246-6484,  which owned 409,537.211
Class N shares (8.41% of the Class N shares then outstanding).

     Oppenheimer  Portfolio  Series Active  Allocation,  Attn.  FPA Trade Settle
(2-FA),  6803  South  Tucson  Way,  Centennial,   CO  80112-3924,   which  owned
4,615,542.986 Class Y shares (23.18% of the Class Y shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn. Fund Admin.,  4800
Deer Lake Dr. E. Floor 3, Jacksonville, FL 32246-6484, which owned 2,957,275.087
Class Y shares (14.85% of the Class Y shares then outstanding).

     Taynik &  Co., c/o Investors Bank &  Trust,  FPG90,  P.O. Box 9130,
Boston, MA 02117-9130,  which owned  1,926,012.790  Class Y shares (9.67% of the
Class Y shares then outstanding).

     Oppenheimer  Portfolio Series Active  Allocation Tact Comp, Attn. FPA Trade
Settle (2-FA).,  6803 South Tucson Way, Centennial,  CO 80112-3924,  which owned
1,829,981.453 Class Y shares (9.19% of the Class Y shares then outstanding).

     Oppenheimer  Portfolio  Series Equity Investor Fund, Attn. FPA Trade Settle
(2-FA),  6803  South  Tucson  Way,  Centennial,   CO  80112-3924,   which  owned
1,812,684.872 Class Y shares (9.10% of the Class Y shares then outstanding).

     Oppenheimer  Portfolio  Series  Moderate  Investor,  Attn. FPA Trade Settle
(2-FA),  6803  South  Tucson  Way,  Centennial,   CO  80112-3924,   which  owned
1,597,799.108 Class Y shares (8.02% of the Class Y shares then outstanding).

     Vanguard  Fiduciary Trust Co TR, Vanguard  Fiduciary Trust Co, PO Box 9130,
Valley Forge, PA 19482-2600,  which owned 1,018,920.756 Class Y shares (5.11% of the Class Y shares then outstanding).

                                                                   EXHIBIT C

         MANAGEMENT'S DISCUSSION OF CAPITAL APPRECIATION FUND'S PERFORMANCE

     The following  discussion is included in Capital Appreciation Fund's annual report dated August 31, 2006, the most recent annual report to shareholders (and
therefore  the  most  recent   management's   discussion  of  fund  performance)
available.  (Although  not  a  part  of  the  Management's  Discussion  of  Fund
Performance,  more current information on the Fund's performance is available in
Capital  Appreciation  Fund's  semi-annual  report dated February 28, 2007 which includes an interview  with the Fund's  portfolio  manager  regarding the Fund's performance for the 6-month period ended February 28, 2007).

     Management's Discussion of Fund's Performance (as of August 31, 2006)

     The  Fund's  Class A  shares  (without  sales  charge)  underperformed  its benchmark,  the S&P 500 Index,  which returned 8.87% for the 12-month period ending August 31, 2006, but  outperformed  the Russell 1000 Growth Index,  which returned 3.68% over the same period,  and significantly  outperformed the Lipper
Large Cap Growth Fund category,  which returned an average of 1.86%. Compared to its Large Cap Growth competitors, the Fund did quite well, performing well above the group median. The Fund lagged the broad market in an investment climate that was  generally  less  favorable  for  growth  companies  than  value  companies.
Individual  stock  performance  was the  primary  influence--both  positive  and negative--on the portfolio's  returns. On a sector basis, our investments in the technology and consumer  discretionary  areas were the largest  detractors.  The
Fund's  best-performing  sectors during the period were  financials and consumer staples.

     Regardless of the broader market backdrop,  the portfolio manager regularly follows a consistent management strategy.  The Manager's goal continued to be to conservatively  manage a "core" large-cap growth portfolio  diversified across a wide variety of sectors.  The portfolio  management  team members do no consider themselves to be short-term  investors.  The  portfolio  manager  strives to own companies  believed to have the potential to  meaningfully  grow earnings faster than the broader market over a three- to five-year time horizon.  In particular, the portfolio  manager looks for businesses with  sustainable  earnings,  strong earnings growth and sound capital  management.  The portfolio  manager also pays close  attention  to  company  valuations  to avoid  paying  too much for growth opportunities. Although the investment approach is "bottom-up"--meaning that the portfolio manager selects stocks based on their individual  fundamentals--  also considered are broad-based secular trends when deciding whether or not to make a purchase.  In general,  the  portfolio  manager  buys into  businesses  that are believed to be expanding as a share of the economy, rather than shrinking.

     Over the reporting  period,  the portfolio  manager looked to "flatten" the portfolio,  reducing some of the Fund's previous  concentrations in larger, more mature companies,  while reinvesting the proceeds across a variety of sectors in companies believed to offer more dynamic growth potential.  Another  significant theme was to reduce the Fund's stake in "old" media and  increase its  weighting in new media  companies--businesses  that the  portfolio  manager  believes  are changing  the rules of  advertising  through  the use of new  technologies.  For example,  the portfolio  manager  favored  Google,  Inc., and Yahoo!,  Inc., two companies  that have  benefited  from the  Internet's  continued  rapid  growth.
Spending on online advertising--a market category that barely existed five years ago--has  increased in recent years. The portfolio manager further believes this trend is still in its  relatively  early stages,  and that such companies may be well-positioned to take advantage of the worldwide move toward digital media.

     In the energy sector,  the portfolio manager reduced exposure to integrated energy companies while adding to the Fund's weighting in energy services stocks.
As oil prices remain at historically  high levels,  integrated  energy firms now have some of the strongest  balance sheets in their history.  In our view,  this balance-sheet strength is likely to translate into increased capital investment, which in turn could directly  benefit service  companies such as Halliburton Co.
and  Schlumberger  Ltd.--two  names to which were  added to the Fund's  existing holdings during the period.

     Two  financial   stocks--Goldman   Sachs  Group,  Inc.  (The)  and  Chicago
Mercantile  Exchange (The)  (CME)--were two of the Fund's  strongest  performers during the past year.  Goldman Sachs was helped by rising merger and acquisition activity as well as its  profitable  lending  business to hedge funds.  CME, the world's largest futures exchange,  continued to benefit from the enormous growth in the use of  sophisticated  strategies  to  hedge  risk in a  volatile  market environment.  Also  performing  well were two  non-U.S.-based  consumer-oriented names--Reckitt Benckiser plc, a household cleaning products company based in the
United  Kingdom,   and  Nestle  SA,  the  well-known  food  company  located  in
Switzerland.  Both stocks were  beneficiaries  of the uncertain market backdrop, which  increasingly  has driven investors  toward  businesses whose  performance tends to be relatively insensitive to a slower economy.

     On the negative  side,  the Fund's  biggest  detractor was eBay,  Inc. This leading  online  auction  house fell in response to increasing  competition  and slowing  earnings  growth.  Despite its recent poor  performance,  the portfolio manager remains  optimistic  about the company's  prospects and maintain a large weighting in the stock. Another  underperformer was XM Satellite Radio Holdings,
Inc., one of two major players in the burgeoning  satellite  radio market.  XM's shares fell on fears of increasing competition from rival Sirius as well as some slowdown in  subscriber  growth.  Also  lagging was  computer  manufacturer  and
retailer   Dell,   Inc.,   which   has   been   hurt  by   rising   competition,
weaker-than-expected   earnings  and  quality-control  problems.  The  portfolio
manager concluded that these problems were serious enough to warrant selling our position in Dell.  Also in technology,  software giant  Microsoft  Corp. saw its shares fall in response to  competitive  pressures as well as further  delays in
Vista, the company's long-anticipated update to its Windows operating system.

     The Fund's  portfolio  holdings,  allocations and strategies are subject to change.

Comparing the Fund's Performance to the Market

     The graphs that  follow  show the  performance  of a  hypothetical  $10,000 investment in each class of shares of Capital Appreciation held until August 31,
2006.  In the  case of Class  A,  Class B and  Class C  shares,  performance  is measured  over a  ten-fiscal-year  period.  In  the  case  of  Class  N  shares, performance is measured from inception of the Class on March 1, 2001, and in the case of Class Y shares, from the inception of the class on November 3, 1997. The
Fund's performance reflects the deduction of the maximum initial sales charge on
Class A shares,  the  applicable  contingent  deferred  sales charge on Class B,
Class C, and Class N shares,  and  reinvestments  of all  dividends  and capital gains distributions. Past performance cannot guarantee future results.

     The Fund's  performance  is compared to the  performance of the S&P 500
Index, a broad-based  index of equity  securities  widely  regarded as a general measure  of  the  performance  of  the  U.S.  equity  securities  market.  Index performance reflects the reinvestment of income but does not consider the effect of  transaction  costs,  and none of the data in the graphs  shows the effect of taxes.  The Fund's  performance  reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class A)

      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class B)

      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Capital Appreciation Fund (Class C)

      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Capital Appreciation Fund (Class N)

      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class Y)

      S&P 500 Index

     The performance  data quoted  represents past  performance,  which does not guarantee  future  results.  The  investment  return and  principal  value of an investment  in the  Fund  will  fluctuate  so that an  investor's  shares,  when redeemed,  may  be  worth  more  or  less  than  their  original  cost.  Current performance may be lower or higher than the performance  quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at  1.800.525.7048.  Fund  returns  include  changes in share  price, reinvested  distributions,  and the applicable sales charge: for Class A shares, the current  maximum  initial  sales  charge of 5.75%;  for Class B shares,  the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares,  the  contingent 1% deferred  sales charge for the 1-year  period.
There is no sales charge for Class Y shares.  Because Class B shares  convert to
Class A shares 72 months  after  purchase,  since-inception  return  for Class B shares uses Class A performance for the period after conversion.

     Total returns and the ending account  values in the graphs include  changes in share price and reinvestment of dividends and capital gains  distributions in a hypothetical  investment for the periods shown. The Fund's total returns shown do not reflect the  deduction  of income  taxes on an  individual's  investment.
Taxes may reduce your actual  investment  returns on income or gains paid by the
Fund or any gains you may realize if you sell your shares.

     The Fund's investment  strategy and focus can change over time. The mention
of  specific   fund   holdings   does  not   constitute  a   recommendation   by
OppenheimerFunds, Inc.

     Class A shares of the Fund were first publicly  offered on 1/22/81.  Unless otherwise  noted,  Class A returns  include the current  maximum  initial  sales charge of 5.75%.

     Class B shares of the Fund were first publicly offered on 11/1/95.  Class B returns include the applicable  contingent  deferred sales charge of 5% (1-year)
and 2%  (5-year).  Because  Class B shares  convert  to Class A shares 72 months after purchase,  the 10-year return for Class B uses Class A performance for the period  after  conversion.  Class  B  shares  are  subject  to an  annual  0.75%
asset-based sales charge.

     Class C shares of the Fund were first publicly offered on 12/1/93.  Class C returns  include  the  contingent  deferred  sales  charge of 1% for the  1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

     Class N shares of the Fund were first publicly  offered on 3/1/01.  Class N shares are offered only through retirement plans.  Unless otherwise noted, Class
N returns  include the  contingent  deferred  sales  charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

     Class Y shares of the Fund were first publicly offered on 11/3/97.  Class Y shares  are  offered  only to  certain  institutional  investors  under  special agreements with the Distributor.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                   TO PROSPECTUS AND PROXY STATEMENT
                                                                  OF
                                                 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                PART B

                                                     Acquisition of the Assets of
                                                        OPPENHEIMER GROWTH FUND

                                                   By and in exchange for Shares of
                                                 OPPENHEIMER CAPITAL APPRECIATION FUND

     This  Statement of  Additional  Information  to this  Prospectus  and Proxy
Statement  (the  "SAI")  relates   specifically  to  the  proposed  delivery  of
substantially  all of the assets of Oppenheimer  Growth Fund ("Growth Fund") for
Class A,  Class B, Class C,  Class N and Class Y shares of  Oppenheimer  Capital
Appreciation Fund ("Capital Appreciation Fund") (the "Reorganization").

     This SAI consists of this Cover Page and the following  documents which are incorporated  into  this  SAI by  reference:  (i) the  Statement  of  Additional
Information of Growth Fund dated November 24, 2006, as  supplemented on December
15, 2006,  June 18, 2007 and July 10,  2007;  (ii) the  Statement of  Additional
Information of Capital Appreciation Fund dated October 26, 2006, as supplemented
November  24, 2006 and  December  15, 2006,  which  includes  audited  financial statements of Capital Appreciation Fund for the 12-month period ended August 31,
2006; (iii) the semi-annual  report of Capital  Appreciation Fund dated February
28, 2007, which includes unaudited  financial  statements for the 6-month period ended  February  28, 2007 (iv) the annual  report of Growth Fund which  includes audited financial statements of Growth Fund for the 12-month period ended August
31, 2006; and (v) the semi-annual report of Growth Fund dated February 28, 2007, which  includes  unaudited  financial  statements  for the 6-month  period ended
February 28, 2007.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the combined  Prospectus and Proxy Statement dated September 6, 2007 relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by calling 1.800.647.1963,  by visiting the website at  www.oppenheimerfunds.com or by writing  OppenheimerFunds  Services  at P.O.  Box 5270,  Denver,  Colorado
80217. The date of this SAI is September 6, 2007.

                                  PRO FORMA FINANCIAL STATEMENTS

     Shown below are unaudited pro forma  financial  statements for the combined
Capital  Appreciation Fund,  assuming the Reorganization had been consummated as of May 31, 2007.  The first table  presents pro forma  Statements  of Assets and
Liabilities  for the  combined  Capital  Appreciation  Fund.  The  second  table
presents  pro  forma   Statements  of  Operations   for  the  combined   Capital
Appreciation Fund. The third table presents a pro forma Statement of Investments for the combined Capital Appreciation Fund.

     The unaudited pro forma  statement of  investments  and statement of assets
and   liabilities   reflect  the  financial   position  of  Growth  and  Capital
Appreciation  Funds at May 31,  2007.  The  unaudited  pro  forma  statement  of operations reflects the results of operations of Growth and Capital Appreciation
Funds  for the year  ended  May 31,  2007.  The  unaudited  pro  forma  combined financial  statements may not necessarily be  representative  of what the actual combined financial statements would have been had the Reorganization occurred at
May 31, 2007.  The  historical  cost of  investment  securities  will be carried forward to the  surviving  entity and results of  operations  of Growth Fund for pre-combination  periods will not be restated. The unaudited pro forma statement of investments,  and statements of assets and liabilities and operations  should be read in  conjunction  with the historical  financial  statements of the Funds incorporated  by reference in the Statements of Additional  Information for each
Fund.

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                     OPPENHEIMER                   OPPENHEIMER
                                                                                 CAPITAL APPRECIATION                GROWTH
                                                                                        FUND                          FUND
                                                                          ----------------------------------------------------------

ASSETS:
Investments, at value - see accompanying statement of investments:
   Unaffiliated Companies (cost $6,104,353,746 and $1,085,051,418)        $             8,173,586,220            $    1,325,715,325
   Affiliated Companies (cost $61,553,901 and $557,986)                                    61,553,901                       557,986
Unrealized appreciation on foreign currency contracts                                           1,444                             -
Receivables and other assets:
   Investments sold                                                                        60,278,659                     5,876,568
   Shares of beneficial interest sold                                                       3,399,456                       130,695
   Interest and dividends                                                                   3,289,582                       442,462
   Other                                                                                    2,301,632                       820,127
                                                                          ----------------------------------------------------------
Total assets                                                                            8,304,410,894                 1,333,543,163
                                                                          ----------------------------------------------------------
LIABILITIES:
Bank overdraft                                                                              6,774,054                       391,803
Bank overdraft - foreign currencies (cost $2,700,876 and $0)                                2,703,328                             -
Options written, at value (premiums received $0 and $348,928) -
   see accompanying statement of investments                                                        -                     1,186,080
Unrealized depreciation on foreign currency contracts                                           2,062                             -
Payables and other liabilities:
   Investments purchased                                                                   32,657,631                     3,751,613
   Shares of beneficial interest redeemed                                                   4,262,440                       913,880
   Distributions and service plan fees                                                      2,927,053                       491,144
   Trustees' and Directors' fees                                                            1,060,979                       263,919
   Shareholder reports                                                                        682,258                       213,159
   Transfer and shareholder servicing agent fees                                            1,461,217                       248,425
   Other                                                                                      166,710                        45,537
                                                                          ----------------------------------------------------------
Total liabilities                                                                          52,697,732                     7,505,560
                                                                          ----------------------------------------------------------
NET ASSETS                                                                $             8,251,713,162            $    1,326,037,603
                                                                          ==========================================================
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest                                $                   165,786            $           38,640
Additional paid-in capital                                                              6,288,330,215                 1,518,814,682
Undistributed net investment loss                                                         (21,588,563)                   (8,442,783)
Accumulated net realized loss from investments and
   foreign currency transactions                                                          (84,382,598)                 (424,199,692)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                          2,069,188,322                   239,826,756
                                                                          ----------------------------------------------------------
NET ASSETS                                                                $             8,251,713,162            $    1,326,037,603
                                                                          ==========================================================

                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                                              PROFORMA                        OPPENHEIMER
                                                                            ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                         -----------------------------------------------------------

ASSETS:
Investments, at value - see accompanying statement of investments:
   Unaffiliated Companies (cost $6,104,353,746 and $1,085,051,418)                                   $                9,499,301,545
   Affiliated Companies (cost $61,553,901 and $557,986)                                                                  62,111,887
Unrealized appreciation on foreign currency contracts                                                                         1,444
Receivables and other assets:
   Investments sold                                                                                                      66,155,227
   Shares of beneficial interest sold                                                                                     3,530,151
   Interest and dividends                                                                                                 3,732,044
   Other                                                                                                                  3,121,759
                                                                         -----------------------------------------------------------
Total assets                                                                                                          9,637,954,057
                                                                         -----------------------------------------------------------
LIABILITIES:
Bank overdraft                                                                                                            7,165,857
Bank overdraft - foreign currencies (cost $2,700,876 and $0)                                                              2,703,328
Options written, at value (premiums received $0 and $348,928) -
   see accompanying statement of investments                                                                              1,186,080
Unrealized depreciation on foreign currency contracts                                                                         2,062
Payables and other liabilities:
   Investments purchased                                                                                                 36,409,244
   Shares of beneficial interest redeemed                                                                                 5,176,320
   Distributions and service plan fees                                                                                    3,418,197
   Trustees' and Directors' fees                                                                                          1,324,898
   Shareholder reports                                                                                                      895,417
   Transfer and shareholder servicing agent fees                                                                          1,709,642
   Other                                                                                                                    212,247
                                                                         -----------------------------------------------------------
Total liabilities                                                                           -                            60,203,292
                                                                         -----------------------------------------------------------
NET ASSETS                                                                                  -        $                9,577,750,765
                                                                         ===========================================================
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest                                            (11,975) (1)   $                      192,451
Additional paid-in capital                                                             11,975  (1)                    7,807,156,872
Undistributed net investment loss                                                                                       (30,031,346)
Accumulated net realized loss from investments and
   foreign currency transactions                                                                                       (508,582,290)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                                                        2,309,015,078
                                                                         -----------------------------------------------------------
NET ASSETS                                                                                  -        $                9,577,750,765
                                                                         ===========================================================

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                           OPPENHEIMER              OPPENHEIMER
                                                                                      CAPITAL APPRECIATION            GROWTH
                                                                                              FUND                     FUND
                                                                                   -------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,489,990,576, $1,046,003,991, and $6,535,994,567 and 108,602,491, 29,980,796,
and 129,294,458 shares of beneficial interest outstanding for Oppenheimer
Capital Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $50.55                   $34.89

Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                $53.63                   $37.02

Class B Shares:
Net asset value and redemption price per share (based on net assets of
$796,693,298, $145,225,553, and $941,918,851 and 17,304,340, 4,602,189 and
20,458,669 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $46.04                   $31.56

Class C Shares:
Net asset value and redemption price per share (based on net assets of
$701,984,216, $79,787,875, and $781,772,091 and 15,371,738, 2,486,491 and
17,118,886 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $45.67                   $32.09

Class N Shares:
Net asset value and redemption price per share (based on net assets of
$260,958,913, $16,094,846, and $277,053,759 and 5,247,496, 467,281 and 5,571,139
shares of beneficial interest outstanding for Oppenheimer Capital Appreciation
Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $49.73                   $34.44

Class Y Shares:
Net asset value and redemption price per share (based on net assets of
$1,002,086,159, $38,925,338, and $1,041,011,497 and 19,259,578, 1,103,461 and
20,007,703 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $52.03                   $35.28

                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                                                       PROFORMA              OPPENHEIMER
                                                                                     ADJUSTMENTS         CAPITAL APPRECIATION FUND
                                                                                   ------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,489,990,576, $1,046,003,991, and $6,535,994,567 and 108,602,491, 29,980,796,
and 129,294,458 shares of beneficial interest outstanding for Oppenheimer
Capital Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $50.55  (2)

Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                                       $53.63  (2)

Class B Shares:
Net asset value and redemption price per share (based on net assets of
$796,693,298, $145,225,553, and $941,918,851 and 17,304,340, 4,602,189 and
20,458,669 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $46.04  (2)

Class C Shares:
Net asset value and redemption price per share (based on net assets of
$701,984,216, $79,787,875, and $781,772,091 and 15,371,738, 2,486,491 and
17,118,886 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $45.67  (2)

Class N Shares:
Net asset value and redemption price per share (based on net assets of
$260,958,913, $16,094,846, and $277,053,759 and 5,247,496, 467,281 and 5,571,139
shares of beneficial interest outstanding for Oppenheimer Capital Appreciation
Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $49.73  (2)

Class Y Shares:
Net asset value and redemption price per share (based on net assets of
$1,002,086,159, $38,925,338, and $1,041,011,497 and 19,259,578, 1,103,461 and
20,007,703 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $52.03  (2)

(1)  Represents the issuance of shares of Capital Appreciation Fund in a tax-free exchange.

(2)  Oppenheimer Growth Fund Class A shares will be exchanged for Oppenheimer
     Capital Appreciation Fund Class A shares. Oppenheimer Growth Fund Class B shares will be exchanged for Oppenheimer Capital Appreciation Fund Class B shares. Oppenheimer Growth Fund Class C shares will be exchanged for
     Oppenheimer Capital Appreciation Fund Class C shares. Oppenheimer Growth
     Fund Class N shares will be exchanged for Oppenheimer Capital Appreciation
     Fund Class N shares. Oppenheimer Growth Fund Class Y shares will be exchanged for Oppenheimer Capital Appreciation Fund Class Y shares.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                OPPENHEIMER                      OPPENHEIMER
                                                                            CAPITAL APPRECIATION                   GROWTH
                                                                                   FUND                             FUND
                                                                        ----------------------------------------------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding taxes
   of $1,834,603, $70,637 and $1,905,240)                                $             59,970,313         $              5,619,240
   Affiliated companies                                                                2,061,830                           72,892
Interest                                                                               1,853,989                          156,268
Portfolio lending fees                                                                   123,271                                -
Other income                                                                             205,526                          103,694
                                                                        ----------------------------------------------------------
   Total income                                                                       64,214,929                        5,952,094
                                                                        ----------------------------------------------------------
EXPENSES:
Management fees                                                                       44,572,491                        8,452,625
Distribution and service plan fees:
   Class A                                                                            12,805,749                        2,281,755
   Class B                                                                             8,321,546                        1,498,137
   Class C                                                                             6,646,077                          735,105
   Class N                                                                             1,283,299                           71,172
Transfer and shareholder servicing agent fees:
   Class A                                                                            12,639,803                        2,375,002
   Class B                                                                             2,235,346                          408,232
   Class C                                                                             1,533,530                          258,014
   Class N                                                                               833,582                           50,361
   Class Y                                                                               717,812                          114,279
Shareholder communications:
   Class A                                                                               790,532                          321,952
   Class B                                                                               360,744                          110,358
   Class C                                                                               132,203                           30,392
   Class N                                                                                17,999                            3,449
Trustees' compensation                                                                   367,892                           56,105
Custodian fees and expenses                                                              161,453                            9,359
Other                                                                                    253,246                           87,284
                                                                        ----------------------------------------------------------
Total Expenses                                                                        93,673,304                       16,863,581
Less reduction to custodian expenses                                                      (5,184)                               -
Less waivers and reimbursements of expenses                                              (39,046)                         (16,653)
                                                                        ----------------------------------------------------------
Net Expenses                                                                          93,629,074                       16,846,928
                                                                        ----------------------------------------------------------

                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                                             PROFORMA                        OPPENHEIMER
                                                                           ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                      -------------------------------------------------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding taxes
   of $1,834,603, $70,637 and $1,905,240)                                                            $                   65,589,553
   Affiliated companies                                                                                                  2,134,722
Interest                                                                                                                 2,010,257
Portfolio lending fees                                                                                                     123,271
Other income                                                                                                               309,220
                                                                      -------------------------------------------------------------
   Total income                                                                                                         70,167,023
                                                                      -------------------------------------------------------------
EXPENSES:
Management fees                                                                   (1,993,334) (1)                       51,031,782
Distribution and service plan fees:
   Class A                                                                                                              15,087,504
   Class B                                                                                                               9,819,683
   Class C                                                                                                               7,381,182
   Class N                                                                                                               1,354,471
Transfer and shareholder servicing agent fees:
   Class A                                                                                                              15,014,805
   Class B                                                                                                               2,643,578
   Class C                                                                                                               1,791,544
   Class N                                                                                                                 883,943
   Class Y                                                                                                                 832,091
Shareholder communications:
   Class A                                                                                                               1,112,484
   Class B                                                                                                                 471,102
   Class C                                                                                                                 162,595
   Class N                                                                                                                  21,448
Trustees' compensation                                                                                                     423,997
Custodian fees and expenses                                                                                                170,812
Other                                                                                                                      340,530
                                                                      -------------------------------------------------------------
Total Expenses                                                                    (1,993,334)                          108,543,551
Less reduction to custodian expenses                                                                                        (5,184)
Less waivers and reimbursements of expenses                                                                                (55,699)
                                                                      -------------------------------------------------------------
Net Expenses                                                                      (1,993,334)                          108,482,668
                                                                      -------------------------------------------------------------

(1)  Decrease due to the acquiring fund reaching a breakpoint in the advisory fee.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2007
(UNAUDITED)

                                                                                  OPPENHEIMER                      OPPENHEIMER
                                                                              CAPITAL APPRECIATION                   GROWTH
                                                                                     FUND                             FUND
                                                                      --------------------------------------------------------------

NET INVESTMENT INCOME                                                 $                (29,414,145)        $            (10,894,834)
                                                                      --------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies                                                           431,323,083                      112,257,720
   Foreign currency transactions                                                         4,953,343                                -
                                                                      --------------------------------------------------------------
Net realized loss                                                                      436,276,426                      112,257,720
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
  Investments                                                                          943,128,079                      124,001,360
  Translation of assets and liabilities denominated
     in foreign currencies                                                              (4,849,769)                               -
                                                                      --------------------------------------------------------------
Net change in unrealized appreciation                                                  938,278,310                      124,001,360
                                                                      --------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                          $              1,345,140,591         $            225,364,246
                                                                      ==============================================================

                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                                              PROFORMA                        OPPENHEIMER
                                                                            ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                      --------------------------------------------------------------

NET INVESTMENT INCOME                                                                             $                     (40,308,979)
                                                                      --------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies                                                                                            543,580,803
   Foreign currency transactions                                                                                          4,953,343
                                                                      --------------------------------------------------------------
Net realized loss                                                                                                       548,534,146
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
  Investments                                                                                                         1,067,129,439
  Translation of assets and liabilities denominated
     in foreign currencies                                                                                               (4,849,769)
                                                                      --------------------------------------------------------------
Net change in unrealized appreciation                                                                                 1,062,279,670
                                                                      --------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                                      $                   1,570,504,837
                                                                      ==============================================================

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS MAY 31, 2007 (UNAUDITED)
OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                            OPPENHEIMER                             OPPENHEIMER
                                            CAPITAL       OPPENHEIMER               CAPITAL        OPPENHEIMER
                                            APPRECIATION  GROWTH       COMBINED     APPRECIATION   GROWTH         COMBINED
                                            FUND          FUND         PROFORMA     FUND           FUND           PROFORMA
                                            SHARES        SHARES       SHARES       VALUE          VALUE          VALUE
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--99.2%
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
-------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
International Game Technology                          0      303,200      303,200  $           0  $  12,185,608  $  12,185,608
-------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                        1,007,910            0    1,007,910     78,637,138              0     78,637,138
-------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                              2,053,300      347,800    2,401,100     59,155,573     10,020,118     69,175,691
                                                                                    -------------------------------------------
                                                                                      137,792,711     22,205,726    159,998,437
-------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.9%
Comcast Corp., Cl. A 1                                 0      618,700      618,700              0     16,958,567     16,958,567
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1       4,188,753            0    4,188,753    113,850,293              0    113,850,293
-------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1     4,576,630            0    4,576,630     52,997,375              0     52,997,375
                                                                                    -------------------------------------------
                                                                                      166,847,668     16,958,567    183,806,235
-------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.1%
J.C. Penney Co., Inc. (Holding Co.)            1,345,360      157,900    1,503,260    108,274,573     12,707,792    120,982,365
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                   615,690      159,000      774,690     46,373,771     11,975,880     58,349,651
-------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                   1,534,220      302,700    1,836,920     95,781,355     18,897,561    114,678,916
                                                                                    -------------------------------------------
                                                                                      250,429,699     43,581,233    294,010,932
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Staples, Inc.                                  4,304,400    1,184,500    5,488,900    107,868,264     29,683,570    137,551,834
-------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                    926,780      208,200    1,134,980     48,720,825     10,945,074     59,665,899
-------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                           2,152,440            0    2,152,440     60,203,747              0     60,203,747
-------------------------------------------------------------------------------------------------------------------------------
Williams Sonoma, Inc.                                  0      153,700      153,700              0      5,208,893      5,208,893
                                                                                    -------------------------------------------
                                                                                      216,792,836     45,837,537    262,630,373
-------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Polo Ralph Lauren Corp., Cl. A                   900,890      211,900    1,112,790     87,863,802     20,666,607    108,530,409
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
-------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
Fomento Economico Mexicano SA de CV, UBD       9,569,500            0    9,569,500     38,137,213              0     38,137,213
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                  1,316,010      321,100    1,637,110     89,922,963     21,940,763    111,863,726
                                                                                    -------------------------------------------
                                                                                      128,060,176     21,940,763    150,000,939
-------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale Corp.                         2,044,810            0    2,044,810    115,470,421              0    115,470,421
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                       0      444,000      444,000              0     13,462,080     13,462,080
-------------------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                          0      221,500      221,500              0      6,930,735      6,930,735
-------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                    1,765,940            0    1,765,940     58,487,933              0     58,487,933
                                                                                    -------------------------------------------
                                                                                      173,958,354     20,392,815    194,351,169
-------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                          3,587,490            0    3,587,490     50,471,499              0     50,471,499
-------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                        327,863            0      327,863    127,686,684              0    127,686,684
-------------------------------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                    0      247,100      247,100              0     14,480,060     14,480,060
                                                                                    -------------------------------------------
                                                                                      178,158,183     14,480,060    192,638,243
-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                  0      240,000      240,000              0     16,070,400     16,070,400
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             0      505,200      505,200              0     32,105,460     32,105,460
-------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                          1,884,099            0    1,884,099    102,446,158              0    102,446,158
                                                                                    -------------------------------------------
                                                                                      102,446,158     48,175,860    150,622,018
-------------------------------------------------------------------------------------------------------------------------------
ENERGY--7.2%
-------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
National Oilwell Varco, Inc. 1                         0      155,000      155,000              0     14,639,750     14,639,750
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                              2,320,610      283,100    2,603,710    180,705,901     22,044,997    202,750,898
-------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                      2,231,180            0    2,231,180    123,852,802              0    123,852,802
                                                                                    -------------------------------------------
                                                                                      304,558,703     36,684,747    341,243,450
-------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.6%
Apache Corp.                                           0      230,000      230,000              0     18,572,500     18,572,500
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                   895,214            0      895,214     45,861,813              0     45,861,813
-------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                     1,918,670      382,100    2,300,770    105,469,290     21,004,037    126,473,327
-------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                          1,720,910      276,500    1,997,410     66,668,053     10,711,610     77,379,663
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                               1,292,710            0    1,292,710     74,990,107              0     74,990,107
                                                                                    -------------------------------------------
                                                                                      292,989,263     50,288,147    343,277,410
-------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.4%
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Franklin Resources, Inc.                         446,830            0      446,830     60,652,704              0     60,652,704
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  477,340       62,400      539,740    110,179,619     14,403,168    124,582,787
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                 955,400      149,300    1,104,700     96,524,062     15,083,779    111,607,841
-------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                       675,740            0      675,740     13,888,329              0     13,888,329
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                             999,630            0      999,630     65,055,920              0     65,055,920
-------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp. 1                          0      675,000      675,000                    13,857,750     13,857,750
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                                         1,736,200            0    1,736,200    113,261,251              0    113,261,251
                                                                                    -------------------------------------------
                                                                                      459,561,885     43,344,697    502,906,582
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Wachovia Corp.                                         0      236,600      236,600              0     12,821,354     12,821,354
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Chicago Mercantile Exchange (The)                232,500       23,900      256,400    123,457,500     12,690,900    136,148,400
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.8%
American International Group, Inc.             1,684,400      746,000    2,430,400    121,849,496     53,965,640    175,815,136
-------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The)                                            610,050            0      610,050     62,938,859              0     62,938,859
-------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                     1,239,560            0    1,239,560    126,459,911              0    126,459,911
                                                                                    -------------------------------------------
                                                                                      311,248,266     53,965,640    365,213,906
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc., Cl. A 1          1,774,840            0    1,774,840     66,059,545              0     66,059,545
-------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                               0       50,700       50,700              0      5,916,690      5,916,690
                                                                                    -------------------------------------------
                                                                                       66,059,545      5,916,690     71,976,235
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.8%
-------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
BioMarin Pharmaceutical, Inc. 1                        0      244,400      244,400              0      4,360,096      4,360,096
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                1,095,830      256,800    1,352,630     67,108,629     15,726,432     82,835,061
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                              1,040,630      177,500    1,218,130     83,011,055     14,159,175     97,170,230
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                          776,850      227,700    1,004,550     64,299,875     18,846,729     83,146,604
                                                                                    -------------------------------------------
                                                                                      214,419,559     53,092,432    267,511,991
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Bard (C.R.), Inc.                                      0      165,000      165,000              0     13,927,650     13,927,650
-------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                       1,549,240            0    1,549,240     66,137,056              0     66,137,056
-------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                 1,214,770      667,100    1,881,870     48,955,231     26,884,130     75,839,361
                                                                                    -------------------------------------------
                                                                                      115,092,287     40,811,780    155,904,067
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Cardinal Health, Inc.                                  0      164,400      164,400              0     11,912,424     11,912,424
-------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                 1,119,120      145,000    1,264,120     87,022,771     11,275,200     98,297,971
-------------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                           844,080            0      844,080     45,183,602              0     45,183,602
-------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               0      294,500      294,500              0     16,129,765     16,129,765
-------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                              1,334,460            0    1,334,460    108,638,389              0    108,638,389
                                                                                    -------------------------------------------
                                                                                      240,844,762     39,317,389    280,162,151
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Allscripts Healthcare Solutions, Inc. 1                0      276,300      276,300              0      6,785,928      6,785,928
-------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.4%
Covance, Inc. 1                                1,106,140            0    1,106,140     73,613,617              0     73,613,617
-------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1               2,413,780      326,000    2,739,780    131,792,388     17,799,600    149,591,988
                                                                                    -------------------------------------------
                                                                                      205,406,005     17,799,600    223,205,605
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Allergan, Inc.                                   429,080            0      429,080     53,433,332              0     53,433,332
-------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                    0      207,000      207,000              0      6,831,000      6,831,000
-------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                      0      265,000      265,000              0     13,899,250     13,899,250
-------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                    1,386,330            0    1,386,330     77,930,128              0     77,930,128
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                 660,696            0      660,696    121,264,256              0    121,264,256
-------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.                                         334,500      334,500                    10,951,530     10,951,530
-------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                            1,878,000            0    1,878,000     32,251,602              0     32,251,602
-------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc                1,842,800            0    1,842,800     43,156,630              0     43,156,630
-------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc, ADR                   0      352,900      352,900              0     24,614,775     24,614,775
                                                                                    -------------------------------------------
                                                                                      328,035,948     56,296,555    384,332,503
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.2%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.8%
Boeing Co.                                     1,423,210      172,800    1,596,010    143,160,694     17,381,952    160,542,646
-------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR      1,200,900            0    1,200,900     58,219,632              0     58,219,632
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                           986,820      143,100    1,129,920     79,182,437     11,482,344     90,664,781
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                            629,770            0      629,770     61,780,437              0     61,780,437
-------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                              0      135,700      135,700              0     16,224,292     16,224,292
-------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                           521,710            0      521,710     36,869,246              0     36,869,246
-------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                      1,891,880            0    1,891,880    133,472,134              0    133,472,134
                                                                                    -------------------------------------------
                                                                                      512,684,580     45,088,588    557,773,168
-------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Expeditors International of Washington,
Inc.                                                   0      230,700      230,700              0     10,072,362     10,072,362
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Corporate Executive Board Co. (The)            1,080,862            0    1,080,862     71,888,132              0     71,888,132
-------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Quanta Services, Inc. 1                                0      450,000      450,000              0     13,504,500     13,504,500
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
ABB Ltd.                                       3,234,565            0    3,234,565     69,191,381              0     69,191,381
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Bucyrus International, Inc., Cl. A                     0       89,700       89,700              0      6,364,215      6,364,215
-------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                 845,180            0      845,180     47,862,543              0     47,862,543
-------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    0      198,800      198,800              0     12,263,972     12,263,972
                                                                                    -------------------------------------------
                                                                                       47,862,543     18,628,187     66,490,730
-------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                   1,803,090      217,300    2,020,390     78,145,921      9,417,782     87,563,703
-------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--33.5%
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc. 1                          9,686,150    1,644,400   11,330,550    260,751,158     44,267,248    305,018,406
-------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                5,865,490    1,525,000    7,390,490    146,637,250     38,125,000    184,762,250
-------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                              652,570      121,000      773,570     53,027,838      9,832,460     62,860,298
-------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                 2,070,580      287,700    2,358,280     88,931,411     12,356,715    101,288,126
-------------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd. 1                        656,400      103,900      760,300    109,014,912     17,255,712    126,270,624
-------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
Sponsored ADR                                  2,208,100            0    2,208,100     83,863,638              0     83,863,638
                                                                                    -------------------------------------------
                                                                                      742,226,207    121,837,135    864,063,342
-------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple, Inc. 1, 4                               1,377,300      423,500    1,800,800    167,424,588     51,480,660    218,905,248
-------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                    6,921,880    2,625,000    9,546,880    116,910,553     44,336,250    161,246,803
-------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                      2,119,860      428,100    2,547,960     68,238,293     13,780,539     82,018,832
-------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                               0    2,257,100    2,257,100              0     11,511,210     11,511,210
                                                                                    -------------------------------------------
                                                                                      352,573,434    121,108,659    473,682,093
-------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.8%
Akamai Technologies, Inc. 1                            0      145,700      145,700              0      6,441,397      6,441,397
-------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                   4,140,240      599,200    4,739,440    134,806,214     19,509,952    154,316,166
-------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                            545,070       85,000      630,070    271,308,593     42,308,750    313,617,343
-------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                 2,448,770      458,200    2,906,970     70,279,699     13,150,340     83,430,039
                                                                                    -------------------------------------------
                                                                                      476,394,506     81,410,439    557,804,945
-------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.5%
Affiliated Computer Services, Inc., Cl.
A 1                                            2,156,050            0    2,156,050    125,805,518              0    125,805,518
-------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                    509,300            0      509,300     39,684,656              0     39,684,656
-------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                1,939,180            0    1,939,180     96,377,246              0     96,377,246
-------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1           776,340            0      776,340     60,989,270              0     60,989,270
-------------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                              0      285,200      285,200              0      9,876,476      9,876,476
                                                                                    -------------------------------------------
                                                                                      322,856,690      9,876,476    332,733,166
-------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.0%
Advanced Micro Devices, Inc. 1                 2,695,310            0    2,695,310     38,462,074              0     38,462,074
-------------------------------------------------------------------------------------------------------------------------------
ASML Holding NV 1                              1,888,300      563,700    2,452,000     48,661,491     14,526,549     63,188,040
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                        3,139,280      573,700    3,712,980     95,936,397     17,532,272    113,468,669
-------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                     1,728,920            0    1,728,920     70,159,574              0     70,159,574
-------------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1               1,180,210      230,000    1,410,210     25,610,557      4,991,000     30,601,557
-------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                        1,372,730      448,300    1,821,030     48,539,733     15,851,888     64,391,621
-------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
Inc. 1                                                 0       95,700       95,700              0      4,033,755      4,033,755
                                                                                    -------------------------------------------
                                                                                      327,369,826     56,935,464    384,305,290
-------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.3%
Activision, Inc. 1                                     0      639,500      639,500              0     12,655,705     12,655,705
-------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 1                          2,596,188      473,400    3,069,588    114,439,967     20,867,472    135,307,439
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                  2,428,890      244,400    2,673,290     94,410,954      9,499,828    103,910,782
-------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                               2,104,830      457,800    2,562,630     95,664,524     20,807,010    116,471,534
-------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                          678,540      455,100    1,133,640     33,160,250     22,240,737     55,400,987
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                2,737,811            0    2,737,811     83,968,663              0     83,968,663
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                2,365,770      515,000    2,880,770     58,103,311     12,648,400     70,751,711
-------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                           506,810            0      506,810     23,946,773              0     23,946,773
                                                                                    -------------------------------------------
                                                                                      503,694,442     98,719,152    602,413,594
-------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.4%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Monsanto Co.                                   2,775,220      508,700    3,283,920    170,953,552     31,335,920    202,289,472
-------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                  1,646,900            0    1,646,900    112,137,421              0    112,137,421
                                                                                    -------------------------------------------
                                                                                      283,090,973     31,335,920    314,426,893
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Allegheny Technologies, Inc.                           0      105,000      105,000              0     12,136,950     12,136,950
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES--0.1%
NeuStar, Inc., Cl. A 1                                 0      378,400      378,400              0     10,996,304     10,996,304
-------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
America Movil SA de CV, Series L               1,242,600            0    1,242,600     75,239,430              0     75,239,430
-------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 1                         2,187,900            0    2,187,900     94,473,522              0     94,473,522
-------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1             1,438,580            0    1,438,580     52,968,516              0     52,968,516
-------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                             723,000            0      723,000     58,902,807              0     58,902,807
                                                                                    -------------------------------------------
                                                                                      281,584,275              0    281,584,275
-------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks (Cost $6,104,353,746,
Cost $1,083,142,509, Combined
Cost $7,187,496,255)                                                                8,173,586,220  1,325,122,945  9,498,709,165

                                             EXPIRATION   STRIKE
                                                  DATES    PRICE     CONTRACTS   CONTRACTS   CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------

OPTIONS PURCHASED--0.0%
Apple, Inc. Put                                 1/28/08   $  105             0          76          76       0   41,040   41,040
--------------------------------------------------------------------------------------------------------------------------------
Apple, Inc. Put                                 1/12/08       95             0       2,042       2,042       0  551,340  551,340
                                                                                                           ---------------------
Total Options Purchased (Cost $0,
Cost $1,908,909, Combined Cost $1,908,909)                                                                   0  592,380  592,380

                                          PRINCIPAL      PRINCIPAL   PRINCIPAL
                                          AMOUNT         AMOUNT      AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--0.6%
Oppenheimer Institutional Money Market
Fund, Cl.E, 5.29% 2,3 (Cost $61,553,901,
Cost $557,986, Combined Cost $62,111,887) $ 61,553,901   $ 557,986   $ 62,111,887       61,553,901          557,986       62,111,887
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$6,165,907,647,COST $1,085,609,404,
COMBINED COST 7,251,517,051)                      99.8%      100.0%         100.0%   8,235,140,121    1,326,273,311    9,561,413,432
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF
LIABILITIES/LIABILITIES IN EXCESS OF
OTHER ASSETS                                       0.2         0.0            0.0       16,573,041         (235,708)      16,337,333
                                          ------------------------------------------------------------------------------------------
NET ASSETS                                       100.0%      100.0%         100.0%  $8,251,713,162   $1,326,037,603   $9,577,750,765
                                          ==========================================================================================

Footnotes to Statement of Investments

1. Non income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least
5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

OPPENHEIMER CAPITAL APPRECIATION FUND

                                                              SHARES         GROSS          GROSS         SHARES
                                                     AUGUST 31, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                --   845,894,240    784,340,339     61,553,901

                                                                                                        DIVIDEND
                                                                                            VALUE         INCOME
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                    $61,553,901     $2,061,830

OPPENHEIMER GROWTH FUND

                                                              SHARES         GROSS          GROSS         SHARES
                                                     AUGUST 31, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                --   111,531,739    110,973,753        557,986

                                                                                                        DIVIDEND
                                                                                            VALUE         INCOME
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                       $557,986        $72,892

3. Rate shown is the 7-day yield as of May 31, 2007.

4. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

OPPENHEIMER GROWTH FUND

                    CONTRACTS   EXPIRATION   EXERCISE     PREMIUM
              SUBJECT TO CALL         DATE      PRICE    RECEIVED         VALUE
-------------------------------------------------------------------------------
Apple, Inc.             1,059      1/21/08   $    130   $ 348,928   $ 1,186,080